DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2022

Bond Description		Coupon	Maturity Date	Rating#		Par Value	Fair Value
PREREFUNDED BONDS
31.77% of Net Assets
AL Federal Aid Highway Finance Authority		4.000%	06/01/2037	AAA	*	$250,000	$274,735
AL State Highway Finance Corporation		5.000	08/01/2040	Aa2		250,000	293,458
Alabaster AL Board of Education Special Tax Warrants	**	5.000	09/01/2039	A1		600,000	643,862
Auburn AL Waterworks Board Water Revenue		5.000	09/01/2036	Aa2		250,000	273,865
Birmingham AL Waterworks	**	5.000	01/01/2038	Aa2		550,000	564,542
Birmingham AL Waterworks		5.000	01/01/2040	Aa2		150,000	162,398
Decatur City AL Board of Education Special Tax		5.000	02/01/2040	Aa2		225,000	244,080
Etowah County AL Board of Education Capital Outlay Tax		5.000	09/01/2037	A+	*	200,000	202,986
Jasper AL Warrants		5.000	03/01/2031	A2		250,000	264,855
Jasper AL Warrants		5.000	03/01/2032	A2		450,000	476,739
Limestone County AL Board of Education		5.000	07/01/2033	AA	*	255,000	272,440
Limestone County AL Water & Sewer Authority		5.000	12/01/2033	AA-	*	300,000	317,172
Limestone County AL Water & Sewer Authority		4.750	12/01/2033	AA	*	290,000	325,081
Limestone County AL Water & Sewer Authority		5.000	12/01/2034	AA-	*	250,000	263,538
Madison AL Warrants		5.000	04/01/2035	Aa2		350,000	381,175
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	NR		155,000	156,914
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	NR		245,000	248,026
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	AA-	*	255,000	258,193
Northport AL Warrants	**	5.000	08/01/2040	AA	*	735,000	787,266
Trussville AL Warrants		5.000	10/01/2039	NR		445,000	466,387
Trussville AL Warrants	**	5.000	10/01/2039	Aa2		775,000	813,665
Tuscaloosa AL Warrants		5.000	01/01/2032	Aa1		350,000	369,261
Tuscaloosa AL Warrants		5.000	07/01/2034	Aa1		300,000	320,724
University of AL Birmingham		5.000	10/01/2037	Aa2		225,000	235,710

							8,617,072
SCHOOL IMPROVEMENT BONDS
21.37% of Net Assets
Athens AL Warrants		3.000	05/01/2041	Aa3		125,000	118,696
Bibb County AL Board of Education Special Tax		4.000	04/01/2032	AA	*	380,000	412,194
Cherokee County AL Board of Education Tax Warrants		4.000	12/01/2034	A1		310,000	332,664
Elmore County AL Board of Education		4.000	08/01/2036	Aa3		225,000	242,316
Elmore County AL Board of Education		4.000	08/01/2038	Aa3		250,000	267,700
Florence AL City Board of Education Special Tax School Warrants		4.000	03/01/2046	Aa3		225,000	240,581
Guntersville AL Warrants		3.000	08/01/2040	AA-	*	250,000	238,410
Houston County AL Board of Education Special Tax School Warrants		3.000	12/01/2037	AA	*	250,000	245,385
Jackson County AL Board of Education School Tax Warrants		3.000	03/01/2038	AA	*	350,000	340,039
Jefferson County AL Board of Education Public School Warrants		4.000	02/01/2042	A1		325,000	343,512
Jefferson County AL Public Schools		4.000	02/01/2038	A1		165,000	176,133
Madison AL Board of EducationSpecial Tax School Warrants		4.000	02/01/2041	Aa3		370,000	394,683
Madison County AL Board of Education Capital Outlay	**	5.000	09/01/2031	Aa3		660,000	728,977
Marshall County AL Board of Education Special Tax School Warrants		4.000	03/01/2033	A1		250,000	261,903
Mountain Brook AL City Board of Education		3.000	03/01/2042	Aa1		250,000	244,118
Oxford AL Board of Education School Tax Warrants		4.000	05/01/2045	Aa3		350,000	372,880
Saint Clair County AL Board of Education Special Tax Warrants		3.000	02/01/2038	A1		250,000	243,518
Troy AL Public Educational Building Authority		5.250	12/01/2036	A1		30,000	30,059
Tuscaloosa County AL Board of Education Special Tax School Warrants		5.000	02/01/2036	Aa3		250,000	281,800
Tuscaloosa County AL Board of Education Special Tax School Warrants		5.000	02/01/2037	Aa3		250,000	281,923

							5,797,491
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.45% of Net Assets
AL Community College System Gadsden State Community College		5.000	06/01/2038	A1		325,000	365,840
AL State Public School & College Authority		4.000	11/01/2038	Aa1		250,000	272,943
Auburn University AL General Fee Revenue		4.000	06/01/2036	Aa2		380,000	402,720
Troy University AL Facilities Revenue		5.000	11/01/2028	A1		250,000	269,897
Troy University AL Facilities Revenue		4.000	11/01/2032	A1		300,000	324,285
Troy University AL Facilities Revenue		5.000	11/01/2037	A1		200,000	226,124
University of AL General Fee Revenue		5.000	09/01/2037	Aa3		250,000	283,290
University of AL Huntsville General Fee Revenue		5.000	09/01/2038	Aa3		435,000	491,902
University of AL Huntsville General Fee Revenue		5.000	09/01/2038	Aa3		500,000	569,540
University of South AL		5.000	04/01/2044	A1		150,000	170,642

							3,377,183
PUBLIC FACILITIES REVENUE BONDS
11.75% of Net Assets
Adamsville AL Warrants		3.000	09/01/2045	AA	*	250,000	244,223
Anniston AL Public Building Authority DHR Project		5.250	05/01/2030	AA-	*	50,000	50,097
Anniston AL Public Building Authority DHR Project		5.500	05/01/2033	AA-	*	200,000	200,608
Bessemer AL Public Educational Building Authority Revenue		5.000	07/01/2030	AA	*	140,000	140,262
Birmingham Jefferson AL Civic Center Authority Revenue		5.000	05/01/2037	Aa3		500,000	566,204
Birmingham Jefferson AL Civic Center Authority Revenue		5.000	05/01/2038	Aa3		250,000	282,653
Boaz AL Warrants		4.000	02/01/2037	AA	*	250,000	266,730
Bullock County AL Public Building Authority		4.000	10/01/2038	AA-	*	500,000	530,860
Montgomery County AL Public Building Authority		5.000	03/01/2036	Aa2		350,000	400,900
Phenix City AL Public Building Authority		4.000	10/01/2035	AA-	*	100,000	108,278
Phenix City AL Public Building Authority		4.000	10/01/2037	AA-	*	120,000	128,924
Saint Clair County AL Public Building Authority		4.000	02/01/2041	AA-	*	250,000	267,688

							3,187,427

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2022

Bond Description		Coupon	Maturity Date	Rating#		Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
11.04% of Net Assets
Athens AL Water & Sewer		4.000%	05/01/2039	A1		$200,000	$216,645
Athens AL Water & Sewer		4.000	05/01/2040	A1		100,000	108,099
Berry AL Water & Sewer Revenue		4.000	09/01/2039	AA	*	250,000	262,483
Birmingham AL Waterworks		4.000	01/01/2037	Aa2		250,000	265,653
Birmingham AL Waterworks		4.000	01/01/2041	Aa2		225,000	237,128
Coosa Valley Water Supply		4.000	10/01/2036	AA-	*	150,000	163,383
Limestone County AL Water & Sewer Authority		4.750	12/01/2035	AA	*	400,000	426,264
Opelika AL Utilities Board		4.000	06/01/2039	Aa3		250,000	264,700
Prattville AL Sewer Warrants		4.000	11/01/2042	AA-	*	375,000	400,103
Scottsboro AL Waterworks Sewer & Gas		4.000	08/01/2040	AA	*	150,000	161,672
Talladega AL Water & Sewer Revenue		3.000	09/01/2046	AA	*	250,000	230,365
Tuskegee AL Utilities Board		3.000	08/01/2037	A1		260,000	259,043

							2,995,538
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.29% of Net Assets
Arab AL		3.000	12/01/2041	AA	*	250,000	238,508
Birmingham AL Warrants		4.000	12/01/2035	Aa3		250,000	269,225
Birmingham AL Warrants		5.000	12/01/2037	Aa3		250,000	286,273
Birmingham AL Warrants		4.000	06/01/2046	Aa3		600,000	642,156

							1,436,162
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.21% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	**	5.000	11/01/2035	AA-@		550,000	599,401

REFUNDING BONDS
2.09% of Net Assets
Montgomery AL Warrants		5.000	06/15/2035	A1		500,000	566,920

Total Investments 97.97% of Net Assets (cost $26,543,551 (See (a) below for further explanation)							$26,577,194

Other assets in excess of liabilities 2.03							551,434

Net Assets 100%							$27,128,628

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $26,543,551 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$611,531
Unrealized depreciation	(577,888)

Net unrealized appreciation	$33,643

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,577,194
Level 3	Significant Unobservable Inputs	—

$26,577,194

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2022

		Maturity
Bond Description	Coupon	Date	Rating#		Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
35.36% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-	*	$345,000	$373,307
KY Association of Counties	4.000	02/01/2029	AA-	*	240,000	261,691
KY Association of Counties	5.000	02/01/2030	AA-	*	385,000	443,016
KY Association of Counties	5.000	02/01/2031	AA-	*	255,000	291,707
KY Association of Counties	4.000	02/01/2033	AA-	*	420,000	448,027
KY Association of Counties	4.000	02/01/2034	AA-	*	435,000	463,101
KY Association of Counties	4.000	02/01/2035	AA-	*	690,000	739,245
KY Association of Counties	4.000	02/01/2035	AA-	*	460,000	488,548
KY Association of Counties	4.000	02/01/2037	AA-	*	745,000	797,344
KY Association of Counties	4.000	02/01/2038	AA-	*	3,165,000	3,389,145
KY Association of Counties	4.000	02/01/2039	AA-	*	1,000,000	1,070,260
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-	*	550,000	553,509
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-	*	1,010,000	1,014,818
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-	*	905,000	909,435
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-	*	1,070,000	1,073,959
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-	*	925,000	925,546
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-	*	1,170,000	1,168,736
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-	*	930,000	926,048
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-	*	1,240,000	1,233,019
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-	*	965,000	959,567
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-	*	990,000	981,763
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-	*	980,000	966,574
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-	*	1,025,000	1,009,697
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-	*	1,050,000	1,032,213
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-	*	1,030,000	1,011,779
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-	*	1,000,000	974,620
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-	*	1,065,000	1,037,970
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-	*	420,000	404,729
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-	*	430,000	411,919
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-	*	450,000	428,423
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-	*	1,100,000	1,031,866
KY State Property & Building #105	4.750	04/01/2031	A2		2,110,000	2,170,135
KY State Property & Building #105	4.750	04/01/2032	A2		2,205,000	2,266,740
KY State Property & Building #105	4.750	04/01/2033	A2		2,310,000	2,373,987
KY State Property & Building #106	5.000	10/01/2029	A1		4,130,000	4,329,107
KY State Property & Building #106	5.000	10/01/2030	A1		7,165,000	7,512,646
KY State Property & Building #106	5.000	10/01/2031	A1		4,910,000	5,148,233
KY State Property & Building #106	5.000	10/01/2032	A1		6,275,000	6,579,463
KY State Property & Building #106	5.000	10/01/2033	A1		4,870,000	5,118,906
KY State Property & Building #108	5.000	08/01/2026	A1		955,000	1,042,067
KY State Property & Building #108	5.000	08/01/2028	A1		2,670,000	2,912,543
KY State Property & Building #108	5.000	08/01/2030	A1		5,000,000	5,442,400
KY State Property & Building #108	5.000	08/01/2031	A1		8,290,000	9,023,499
KY State Property & Building #108	5.000	08/01/2032	A1		8,820,000	9,600,394
KY State Property & Building #108	5.000	08/01/2033	A1		5,270,000	5,716,843
KY State Property & Building #108	5.000	08/01/2034	A1		4,900,000	5,295,822
KY State Property & Building #110	5.000	08/01/2029	A1		4,200,000	4,571,616
KY State Property & Building #110	5.000	08/01/2032	A1		1,515,000	1,649,047
KY State Property & Building #110	5.000	08/01/2033	A1		1,000,000	1,084,790
KY State Property & Building #110	5.000	08/01/2034	A1		1,900,000	2,053,482
KY State Property & Building #110	5.000	08/01/2035	A1		3,680,000	3,974,805
KY State Property & Building #112	5.000	11/01/2028	A1		2,765,000	3,095,611
KY State Property & Building #112	5.000	02/01/2035	A1		8,325,000	9,103,304
KY State Property & Building #112	5.000	02/01/2036	A1		7,920,000	8,636,206
KY State Property & Building #115	5.000	04/01/2028	A1		4,000,000	4,517,440
KY State Property & Building #115	5.000	04/01/2033	A1		4,565,000	5,109,650
KY State Property & Building #115	5.000	04/01/2034	A1		13,975,000	15,614,544
KY State Property & Building #115	5.000	04/01/2036	A1		14,460,000	16,127,672
KY State Property & Building #115	5.000	04/01/2037	A1		5,000,000	5,571,650
KY State Property & Building #117	5.000	05/01/2031	A1		5,055,000	5,682,882
KY State Property & Building #117	5.000	05/01/2032	A1		3,680,000	4,123,992
KY State Property & Building #117	5.000	05/01/2033	A1		3,550,000	3,978,308
KY State Property & Building #117	5.000	05/01/2034	A1		5,825,000	6,518,932
KY State Property & Building #117	5.000	05/01/2035	A1		5,065,000	5,660,695
KY State Property & Building #117	5.000	05/01/2036	A1		5,275,000	5,892,755
KY State Property & Building #119	5.000	05/01/2030	A1		3,920,000	4,472,171
KY State Property & Building #119	5.000	05/01/2034	A1		725,000	822,745
KY State Property & Building #119	5.000	05/01/2035	A1		10,000,000	11,282,100
KY State Property & Building #119	5.000	05/01/2036	A1		10,000,000	11,270,200
KY State Property & Building #119	5.000	05/01/2037	A1		3,270,000	3,681,431
KY State Property & Building #119	4.000	05/01/2038	A1		265,000	283,587
KY State Property & Building #122	5.000	11/01/2031	A1		790,000	909,187
KY State Property & Building #122	5.000	11/01/2033	A1		1,000,000	1,139,140

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2022

				Maturity
Bond Description			Coupon	Date	Rating#	Par Value	Fair Value
KY State Property & Building #122			4.000%	11/01/2034	A1	$750,000	$809,843
KY State Property & Building #122			4.000	11/01/2035	A1	2,500,000	2,696,350
KY State Property & Building #122			4.000	11/01/2036	A1	1,750,000	1,881,968
KY State Property & Building #122			4.000	11/01/2037	A1	3,000,000	3,220,620
KY State Property & Building #122			4.000	11/01/2037	A1	675,000	728,858
KY State Property & Building #122			4.000	11/01/2038	A1	6,595,000	7,075,907
KY State Property & Building #122			4.000	11/01/2039	A1	9,655,000	10,323,030
KY State Property & Building #124			5.000	11/01/2034	A1	2,000,000	2,384,060
KY State Property & Building #124			5.000	11/01/2037	A1	7,530,000	8,956,784
KY State Property & Building #124			5.000	11/01/2038	A1	7,915,000	9,401,279
KY State Property & Building #124			5.000	11/01/2039	A1	8,325,000	9,860,047
KY State Property & Building #126			5.000	05/01/2039	A1	5,565,000	6,521,846
KY State Property & Building #126			5.000	05/01/2040	A1	5,845,000	6,838,884
KY State Property & Building #126			5.000	05/01/2041	A1	6,135,000	7,160,772
KY State Property & Building #126			5.000	05/01/2042	A1	2,000,000	2,336,300
KY State Property & Building #126			4.000	05/01/2042	A1	1,980,000	2,091,058
Louisville & Jefferson County Visitors & Convention Commission			4.000	06/01/2034	Aa3	3,720,000	3,925,790

							334,395,704
SCHOOL IMPROVEMENT BONDS
17.29% of Net Assets
Bowling Green KY School District Finance Corporation			4.000	04/01/2043	A1	3,085,000	3,283,921
Bowling Green KY School District Finance Corporation			4.000	08/01/2034	A1	1,890,000	1,994,536
Bowling Green KY School District Finance Corporation			4.000	08/01/2035	A1	2,215,000	2,338,442
Bowling Green KY School District Finance Corporation			4.000	08/01/2036	A1	2,305,000	2,428,640
Bowling Green KY School District Finance Corporation			4.000	08/01/2037	A1	2,395,000	2,525,456
Bullitt County KY School District Finance Corporation			4.000	10/01/2035	A1	1,820,000	1,914,895
Bullitt County KY School District Finance Corporation			4.000	10/01/2036	A1	2,985,000	3,136,757
Bullitt County KY School District Finance Corporation			4.000	10/01/2037	A1	3,075,000	3,236,653
Fayette County KY School District Finance Corporation			5.000	08/01/2028	Aa3	1,330,000	1,449,022
Fayette County KY School District Finance Corporation			5.000	10/01/2028	Aa3	1,375,000	1,441,083
Fayette County KY School District Finance Corporation			4.750	11/01/2031	Aa3	1,730,000	1,843,315
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2032	Aa3	10,600,000	11,562,904
Fayette County KY School District Finance Corporation			5.000	08/01/2034	Aa3	8,750,000	9,521,225
Glasgow KY School District Finance Corporation			3.000	02/01/2042	A1	1,820,000	1,690,598
Hardin County KY School District Finance Corporation			4.000	05/01/2030	Aa3	635,000	676,580
Hopkins County KY School District Finance Corporation			3.000	02/01/2031	A1	1,235,000	1,259,502
Hopkins County KY School District Finance Corporation			3.000	02/01/2032	A1	1,000,000	1,019,840
Jefferson County KY School District Finance Corporation			5.000	04/01/2030	Aa3	975,000	1,053,546
Jefferson County KY School District Finance Corporation			4.000	05/01/2030	Aa3	2,000,000	2,076,200
Jefferson County KY School District Finance Corporation			5.000	04/01/2031	Aa3	1,025,000	1,107,574
Jefferson County KY School District Finance Corporation			5.000	05/01/2032	Aa3	4,230,000	4,480,501
Jefferson County KY School District Finance Corporation			4.000	06/01/2032	Aa3	4,120,000	4,378,118
Jefferson County KY School District Finance Corporation			5.000	12/01/2032	Aa3	3,395,000	4,100,277
Jefferson County KY School District Finance Corporation			5.000	05/01/2033	Aa3	5,145,000	5,449,687
Jefferson County KY School District Finance Corporation			4.000	06/01/2033	Aa3	4,310,000	4,576,487
Jefferson County KY School District Finance Corporation			4.750	04/01/2034	Aa3	1,165,000	1,250,441
Jefferson County KY School District Finance Corporation			5.000	05/01/2034	Aa3	5,405,000	5,722,760
Jefferson County KY School District Finance Corporation			4.000	06/01/2034	Aa3	3,500,000	3,716,405
Jefferson County KY School District Finance Corporation			4.750	04/01/2035	Aa3	1,220,000	1,304,705
Jefferson County KY School District Finance Corporation			3.000	12/01/2035	Aa3	11,140,000	11,167,627
Jefferson County KY School District Finance Corporation			4.250	10/01/2037	Aa3	2,110,000	2,265,296
Jefferson County KY School District Finance Corporation			3.000	12/01/2038	Aa3	6,470,000	6,394,430
Jefferson County KY School District Finance Corporation			3.000	12/01/2039	Aa3	4,385,000	4,319,707
Jefferson County KY School District Finance Corporation			3.000	12/01/2040	Aa3	1,940,000	1,907,195
Kenton County KY School District Finance Corporation			4.000	04/01/2036	A1	1,210,000	1,291,748
Kenton County KY School District Finance Corporation			4.000	04/01/2037	A1	1,255,000	1,335,508
Kenton County KY School District Finance Corporation			4.000	04/01/2038	A1	1,300,000	1,384,136
Kenton County KY School District Finance Corporation			3.000	12/01/2040	A1	1,965,000	1,901,963
Kenton County KY School District Finance Corporation			3.000	12/01/2041	A1	2,025,000	1,957,527
Meade County KY School District Finance Corporation			4.000	06/01/2036	A1	2,215,000	2,330,378
Meade County KY School District Finance Corporation			4.000	06/01/2037	A1	2,255,000	2,367,006
Meade County KY School District Finance Corporation			4.000	06/01/2038	A1	2,400,000	2,519,208
Morgan County KY School District Finance Corporation			4.000	08/01/2029	A1	960,000	1,032,950
Oldham County KY School District Finance Corporation			4.000	10/01/2034	A1	1,560,000	1,651,510
Raceland-Worthington KY Independent School District Finance Corporation			3.400	06/01/2037	A1	655,000	668,382
Scott County KY School District Finance Corporation			4.500	01/01/2025	A1	4,890,000	5,178,950
Scott County KY School District Finance Corporation			4.000	02/01/2029	Aa3	5,040,000	5,541,984
Scott County KY School District Finance Corporation			4.000	06/01/2035	Aa3	1,440,000	1,520,827
Scott County KY School District Finance Corporation			4.000	10/01/2035	Aa3	2,235,000	2,372,944
Scott County KY School District Finance Corporation			4.000	06/01/2036	Aa3	1,500,000	1,579,950
Scott County KY School District Finance Corporation			4.000	10/01/2037	Aa3	2,415,000	2,545,096
Shelby County KY School District Finance Corporation			4.000	08/01/2037	Aa3	6,240,000	6,579,893
Shelby County KY School District Finance Corporation			4.000	08/01/2038	Aa3	3,000,000	3,154,620

							163,508,905

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2022

		Maturity
Bond Description	Coupon	Date	Rating#		Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.89% of Net Assets
Boyle County Centre College	5.000%	06/01/2037	A3		$2,865,000	$3,180,694
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3		1,345,000	1,524,504
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3		1,605,000	1,814,324
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3		2,165,000	2,442,120
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3		2,835,000	3,191,019
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3		1,340,000	1,502,622
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3		200,000	214,922
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3		860,000	823,097
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2040	A3		640,000	687,750
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3		1,405,000	1,330,085
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3		4,045,000	4,277,102
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3		4,400,000	4,620,440
KY State Property & Building #114	5.000	10/01/2032	A1		2,795,000	3,108,264
KY State Property & Building #114	5.000	10/01/2033	A1		2,940,000	3,266,869
KY State Property & Building #114	5.000	10/01/2034	A1		3,090,000	3,427,984
KY State Property & Building #114	5.000	10/01/2035	A1		1,945,000	2,152,493
KY State Property & Building #116	5.000	10/01/2035	A1		4,165,000	4,701,535
KY State Property & Building #116	5.000	10/01/2036	A1		2,725,000	3,070,067
Murray State University	5.000	03/01/2032	A1		2,220,000	2,392,672
Murray State University	3.000	09/01/2037	A1		1,310,000	1,301,970
Murray State University	3.000	09/01/2039	A1		1,390,000	1,360,365
Murray State University	3.000	09/01/2041	A1		1,470,000	1,417,359
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3		885,000	959,898
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3		1,020,000	1,100,855
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3		4,660,000	4,964,484
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3		3,755,000	3,983,079
University of Kentucky General Receipts	5.000	04/01/2030	Aa2		5,490,000	5,938,917
University of Kentucky General Receipts	5.000	04/01/2036	Aa2		6,390,000	6,731,801
University of Kentucky General Receipts	4.000	10/01/2036	Aa2		16,160,000	16,989,170
University of Kentucky General Receipts	5.000	04/01/2037	Aa2		7,180,000	7,574,182
University of Kentucky General Receipts	5.000	04/01/2038	Aa2		7,395,000	7,786,048
University of Kentucky General Receipts	4.000	10/01/2038	Aa2		10,855,000	11,399,270
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2		5,435,000	5,812,352
University of Louisville	3.000	09/01/2039	A1		1,450,000	1,417,187
University of Louisville	3.000	09/01/2040	A1		1,495,000	1,455,652
University of Louisville	3.000	09/01/2042	A1		1,575,000	1,544,256
Western KY University	4.000	09/01/2034	A1		575,000	607,637
Western KY University	4.000	09/01/2035	A1		595,000	628,005
Western KY University	4.000	09/01/2036	A1		620,000	651,223

						131,352,273
MUNICIPAL UTILITY REVENUE BONDS
10.70% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa2		6,100,000	6,520,046
KY Bond Development Corporation	5.000	09/01/2030	A2		2,515,000	2,971,925
KY Bond Development Corporation	5.000	09/01/2031	A2		2,645,000	3,123,454
KY Bond Development Corporation	5.000	09/01/2049	A2		5,000,000	5,760,750
KY Bond Development Corporation	5.000	09/01/2032	A2		2,780,000	3,282,874
KY Rural Water Finance Corporation	4.500	02/01/2023	A+	*	1,085,000	1,109,554
KY Rural Water Finance Corporation	4.500	02/01/2024	A+	*	880,000	899,765
KY Rural Water Finance Corporation	4.000	08/01/2030	A+	*	625,000	683,500
KY Rural Water Finance Corporation	3.000	02/01/2032	A+	*	240,000	243,410
KY Rural Water Finance Corporation	3.000	02/01/2033	A+	*	370,000	372,727
KY Rural Water Finance Corporation	5.125	02/01/2035	A+	*	295,000	295,416
KY Rural Water Finance Corporation	3.000	08/01/2036	A+	*	285,000	282,042
KY Rural Water Finance Corporation	3.000	08/01/2037	A+	*	280,000	276,259
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-	*	405,000	436,404
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-	*	415,000	446,482
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3		3,120,000	3,366,917
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3		1,000,000	1,045,080
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3		2,230,000	2,382,911
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3		4,595,000	5,057,349
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3		2,245,000	2,402,509
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3		4,825,000	5,305,184
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3		2,795,000	2,982,936
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3		10,000,000	10,752,200
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3		21,515,000	20,280,036
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3		2,450,000	2,405,631
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2046	Aa3		5,000,000	4,735,750
Murray KY Electric Plant	3.000	12/01/2030	A1		315,000	322,598
Murray KY Electric Plant	3.000	12/01/2036	A1		370,000	373,282
Murray KY Electric Plant	3.000	12/01/2037	A1		380,000	383,629
Murray KY Electric Plant	3.000	12/01/2038	A1		395,000	397,959

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2022

				Maturity
Bond Description			Coupon	Date	Rating#		Par Value	Fair Value
Murray KY Electric Plant			3.000%	12/01/2039	A1		$405,000	$406,924
Murray KY Electric Plant			3.000	12/01/2040	A1		420,000	415,834
Murray KY Electric Plant			3.000	12/01/2041	A1		430,000	421,826
Murray KY Electric Plant			3.000	12/01/2042	A1		445,000	434,244
Owensboro KY Electric Light & Power			4.000	01/01/2031	A3		245,000	260,001
Owensboro KY Electric Light & Power			4.000	01/01/2033	A3		275,000	290,073
Owensboro KY Electric Light & Power			4.000	01/01/2034	A3		305,000	321,025
Owensboro KY Electric Light & Power			4.000	01/01/2035	A3		200,000	210,144
Owensboro KY Electric Light & Power			4.000	01/01/2036	A3		325,000	340,893
Owensboro KY Electric Light & Power			4.000	01/01/2037	A3		410,000	429,122
Owensboro KY Water Revenue			4.000	09/15/2034	A1		2,075,000	2,205,538
Owensboro KY Water Revenue			4.000	09/15/2035	A1		2,155,000	2,279,365
Owensboro KY Water Revenue			4.000	09/15/2037	A1		1,950,000	2,060,526
Owensboro KY Water Revenue			4.000	09/15/2039	A1		2,125,000	2,235,564

								101,209,658
PUBLIC FACILITIES REVENUE BONDS
6.49% of Net Assets
KY Association of Counties			4.000	02/01/2038	AA-	*	1,045,000	1,128,903
KY Association of Counties			3.500	02/01/2042	AA-	*	1,215,000	1,246,590
KY Bond Development			5.000	09/01/2035	A2		1,275,000	1,465,307
KY Bond Development			5.000	09/01/2036	A2		2,000,000	2,293,400
KY Bond Development			5.000	09/01/2038	A2		1,125,000	1,282,883
KY State Certificate of Participation			4.000	04/15/2030	A1		1,500,000	1,613,175
KY State Certificate of Participation			4.000	04/15/2031	A1		1,350,000	1,452,641
KY State Certificate of Participation			5.000	06/15/2034	A1		1,640,000	1,778,678
KY State Certificate of Participation			5.000	04/15/2038	A1		10,000,000	11,238,000
KY State Certificate of Participation			5.000	06/15/2038	A1		7,535,000	8,126,045
KY State Certificate of Participation			4.000	04/15/2048	A1		1,000,000	1,046,960
Laurel County General Obligation			4.000	05/01/2031	A2		1,295,000	1,384,614
Laurel County General Obligation			4.000	05/01/2034	A2		1,440,000	1,529,035
Laurel County General Obligation			4.000	05/01/2035	A2		1,495,000	1,585,253
Laurel County General Obligation			4.000	05/01/2036	A2		1,555,000	1,648,113
Laurel County General Obligation			4.000	05/01/2037	A2		1,620,000	1,715,418
Laurel County General Obligation			4.000	05/01/2038	A2		1,680,000	1,776,499
Laurel County KY Judicial Center			5.000	03/01/2025	A1		500,000	532,905
Lexington Fayette Urban County Government—Court Facilities			4.000	10/01/2030	A1		785,000	845,225
Louisville & Jefferson County Visitors & Convention Commission			4.000	06/01/2032	Aa3		2,725,000	2,891,252
Marshall County Library			4.000	06/01/2038	Aa3		1,060,000	1,138,716
Nicholasville KY General Obligation			5.000	02/01/2029	AA	*	1,160,000	1,353,244
Nicholasville KY General Obligation			3.500	05/01/2030	AA	*	1,480,000	1,547,340
River City, Inc. Parking Authority			4.750	06/01/2027	Aa3		750,000	777,450
River City, Inc. Parking Authority			4.750	06/01/2028	Aa3		940,000	974,846
River City, Inc. Parking Authority			4.750	06/01/2029	Aa3		1,160,000	1,203,140
River City, Inc. Parking Authority			4.750	06/01/2029	Aa3		980,000	1,016,446
River City, Inc. Parking Authority			4.750	06/01/2031	Aa3		1,270,000	1,317,828
River City, Inc. Parking Authority			5.000	06/01/2031	Aa3		1,080,000	1,123,794
River City, Inc. Parking Authority			5.000	06/01/2032	Aa3		1,130,000	1,175,822
River City, Inc. Parking Authority			5.000	06/01/2033	Aa3		1,395,000	1,451,065
River City, Inc. Parking Authority			3.000	12/01/2036	Aa3		835,000	840,010
River City, Inc. Parking Authority			3.000	12/01/2037	Aa3		860,000	860,499

								61,361,096
PREREFUNDED BONDS
5.67% of Net Assets
Fayette County KY School District Finance Corporation			5.000	10/01/2029	Aa3		3,660,000	3,833,118
Fayette County KY School District Finance Corporation			5.000	10/01/2032	Aa3		3,615,000	3,785,990
Fayette County KY School District Finance Corporation			5.000	10/01/2033	Aa3		4,385,000	4,592,411
Frankfort KY Electric & Water			4.750	12/01/2034	NR		695,000	744,561
Frankfort KY Electric & Water			4.750	12/01/2035	NR		725,000	776,700
Frankfort KY Electric & Water			4.750	12/01/2036	NR		760,000	814,196
Frankfort KY Electric & Water			4.750	12/01/2037	NR		800,000	857,048
Frankfort KY Electric & Water			4.750	12/01/2038	NR		835,000	894,544
KY State Property & Building #106			5.000	10/01/2028	A1		2,030,000	2,126,628
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2029	Aa3		1,500,000	1,512,780
KY State Turnpike Economic Development Road Revenue			5.000	07/01/2032	Aa3		3,755,000	3,786,993
Lexington Fayette Urban County Government			5.000	01/01/2028	Aa2		820,000	888,003
Lexington Fayette Urban County Government			5.000	01/01/2029	Aa2		345,000	373,611
Lexington Fayette Urban County Government			5.000	01/01/2033	Aa2		1,685,000	1,824,737
Lexington-Fayette Urban County Airport Board			5.000	07/01/2028	Aa2		1,170,000	1,181,244
Lexington-Fayette Urban County Airport Board			5.000	07/01/2030	Aa2		650,000	656,169
Lexington-Fayette Urban County Airport Board			5.000	07/01/2033	Aa2		1,000,000	1,009,610
Lexington-Fayette Urban County Airport Board			5.000	07/01/2038	Aa2		1,470,000	1,484,127
Louisville & Jefferson County Catholic Health Initiatives	*	*	5.000	12/01/2035	NR		11,290,000	11,365,643
Louisville & Jefferson County Metropolitan Sewer			5.000	05/15/2031	Aa3		2,465,000	2,556,673
River City, Inc. Parking Authority			4.750	06/01/2030	Aa3		1,025,000	1,061,787
Warren County KY Hospital			5.000	04/01/2028	A+	*	6,225,000	6,431,605
Warren County KY Hospital			5.000	04/01/2035	A+	*	1,025,000	1,059,338

								53,617,516

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2022

		Maturity
Bond Description	Coupon	Date	Rating#		Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.78% of Net Assets
KY Development Corporation Hospital Facilities—St. Elizabeth	4.000%	05/01/2032	AA	*	$1,810,000	$1,919,795
KY Development Corporation Hospital Facilities—St. Elizabeth	4.000	05/01/2035	AA	*	1,390,000	1,461,043
KY Development Corporation Hospital Facilities—St. Elizabeth	4.000	05/01/2036	AA	*	1,200,000	1,260,384
KY Development Corporation Hospital Facilities—St. Elizabeth	5.000	05/01/2039	AA	*	7,185,000	7,869,228
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A	*	2,000,000	2,101,720
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A	*	6,810,000	7,564,071
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A	*	3,850,000	4,089,278
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A	*	7,005,000	7,385,370
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2039	A	*	4,500,000	4,787,775
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A	*	2,000,000	2,125,140
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A	*	4,000,000	3,631,680
Warren County KY Hospital	5.000	04/01/2032	A+	*	800,000	959,536

						45,155,020
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.13% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2		3,400,000	3,563,302
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2		9,760,000	10,688,272
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3		4,000,000	4,448,480
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3		1,315,000	1,430,694
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3		1,765,000	1,988,167
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3		5,000,000	5,208,150
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3		1,120,000	1,243,648
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3		400,000	447,436
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3		500,000	559,295

						29,577,444
REFUNDING BONDS
2.94% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-	*	480,000	480,576
KY Association of Counties	3.000	02/01/2035	AA-	*	505,000	503,919
KY Association of Counties	3.000	02/01/2036	AA-	*	510,000	507,129
KY State Property & Building #84	5.000	08/01/2022	A1		17,500,000	17,716,650
KY State Property & Building #102	5.000	05/01/2024	Aa3		405,000	413,007
KY State Property & Building #108	5.000	08/01/2025	A1		2,690,000	2,937,991
KY State Property & Building #121	5.000	02/01/2029	A1		4,535,000	5,249,127

						27,808,399
AIRPORT REVENUE BONDS
.71% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1		240,000	263,237
Kenton County Airport	5.000	01/01/2034	A1		275,000	313,233
Kenton County Airport	5.000	01/01/2035	A1		300,000	340,521
Kenton County Airport	5.000	01/01/2036	A1		965,000	1,095,343
Kenton County Airport	5.000	01/01/2037	A1		670,000	759,619
Kenton County Airport	5.000	01/01/2038	A1		500,000	566,220
Kenton County Airport	5.000	01/01/2039	A1		500,000	564,910
Kenton County Airport	5.000	01/01/2044	A1		2,500,000	2,804,975

						6,708,058
AD VALOREM PROPERTY BONDS
.31% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3		845,000	818,560
Henderson KY	3.000	09/01/2043	Aa3		870,000	832,721
Warren County General Obligation	4.000	06/01/2035	Aa1		1,175,000	1,258,131

						2,909,412
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.01% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2		95,000	95,194

Total Investments 101.28% of Net Assets (cost $956,089,919) (See (a) below for further explanation)						$957,698,679

Other liabilites in excess of assets (1.28)%						(12,116,535)

Net Assets 100%						$945,582,144

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2022

(a)	Cost for federal income tax purposes is $956,089,919 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$19,328,666
Unrealized depreciation	(17,719,906)

Net unrealized appreciation	$1,608,760

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	957,698,679
Level 3	Significant Unobservable Inputs	—

957,698,679

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2022

				Maturity
Bond Description			Coupon	Date	Rating#		Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
25.31% of Net Assets
KY Association of Counties			4.000%	02/01/2029	AA-	*	$630,000	$689,006
KY State Property & Building #106			5.000	10/01/2024	A1		750,000	786,795
KY State Property & Building #106			5.000	10/01/2025	A1		2,365,000	2,481,901
KY State Property & Building #106	*	*	5.000	10/01/2026	A1		1,000,000	1,050,190
KY State Property & Building #108			5.000	08/01/2023	A1		750,000	781,155
KY State Property & Building #108			5.000	08/01/2028	A1		755,000	823,584
KY State Property & Building #110			5.000	08/01/2023	A1		1,750,000	1,822,695
KY State Property & Building #126			5.000	05/01/2030	A1		750,000	876,285
Somerset KY			5.000	06/01/2028	A1		605,000	696,894
Somerset KY			5.000	06/01/2029	A1		380,000	443,323
Somerset KY			4.000	06/01/2030	A1		415,000	455,604

								10,907,432
SCHOOL IMPROVEMENT BONDS
21.91% of Net Assets
Anderson County KY School District Finance Corporation			3.000	02/01/2029	A1		500,000	510,620
Barren County KY School District Finance Corporation			5.000	08/01/2023	A1		500,000	520,230
Bowling Green KY Independent School District Finance Corporation			5.000	08/01/2027	A1		695,000	773,472
Bullitt County KY School District Finance Corporation			5.000	09/01/2022	A1		300,000	304,467
Fayette County KY School District Finance Corporation			5.000	06/01/2023	Aa3		500,000	518,910
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2023	Aa3		1,000,000	1,040,060
Hardin County KY School District Finance Corporation			5.000	03/01/2023	A1		770,000	792,507
Jefferson County KY School District Finance Corporation			4.000	12/01/2023	Aa3		500,000	516,970
Jessamine County KY School District Finance Corporation			5.000	02/01/2023	A1		575,000	591,008
Laurel County KY School District Finance Corporation			4.000	06/01/2022	A1		890,000	893,658
Laurel County KY School District Finance Corporation			4.000	06/01/2024	A1		465,000	483,809
Pike County KY School District Finance Corporation			5.000	08/01/2024	A1		250,000	266,358
Pike County KY School District Finance Corporation			5.000	02/01/2025	A1		900,000	968,571
Pike County KY School District Finance Corporation			5.000	08/01/2025	A1		200,000	217,830
Pike County KY School District Finance Corporation			4.000	02/01/2028	A1		295,000	313,181
Warren County KY School District Finance Corporation			4.000	06/01/2022	A1		725,000	727,980

								9,439,631
PUBLIC FACILITIES REVENUE BONDS
16.35% of Net Assets
KY State Certificate of Participation			4.000	06/15/2023	A1		940,000	963,058
KY State Certificate of Participation			4.000	06/15/2024	A1		300,000	312,150
KY State Property & Building #109	*	*	5.000	10/01/2022	A1		1,000,000	1,017,270
Laurel County KY Justice Center			5.000	03/01/2023	A1		600,000	617,478
Lexington Fayette Urban County Government - Court Facilities			5.000	10/01/2024	A1		700,000	750,785
Livingston County KY Public Properties			5.000	08/01/2022	A1		375,000	379,695
Livingston County KY Public Properties			5.000	08/01/2024	A1		555,000	590,792
River City Parking Authority			5.000	12/01/2024	Aa3		340,000	365,340
Taylor County KY Public Courthouse			4.000	09/01/2027	A1		700,000	745,143
Warren County KY Justice Center Expansion Corporation	*	*	5.000	09/01/2023	A1		1,250,000	1,302,638

								7,044,349
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.09% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2024	A2		500,000	535,700
KY Asset Liability Commission Federal Highway			5.000	09/01/2026	A2		565,000	603,816
KY Asset Liability Project Notes			4.000	09/01/2023	A2		250,000	257,693
KY State Turnpike Authority Economic Development			5.000	07/01/2029	Aa3		500,000	587,835
KY State Turnpike Authority Economic Development			5.000	07/01/2024	Aa3		1,175,000	1,253,208
KY State Turnpike Authority Economic Development			5.000	07/01/2026	Aa3		1,385,000	1,541,477

								4,779,729
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.90% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College			4.000	06/01/2030	A3		170,000	187,537
University of Kentucky General Receipts			4.000	04/01/2028	Aa2		750,000	778,815
University of Louisville			5.000	03/01/2024	A1		350,000	368,963
University of Louisville	*	*	5.000	03/01/2024	A1		2,000,000	2,108,360
University of Louisville			4.000	09/01/2030	A1		745,000	821,273

								4,264,948
MUNICIPAL UTILITY REVENUE BONDS
7.12% of Net Assets
Campbell & Kenton Counties Sanitation District #1			4.000	08/01/2031	Aa2		1,000,000	1,070,990
Frankfort Electric & Water			4.000	12/01/2023	NR		440,000	454,714
KY Rural Water Financing Corporation			5.000	08/01/2029	A+	*	595,000	694,954
Northern KY Water			5.000	02/01/2026	Aa2		815,000	848,969

								3,069,627
PREREFUNDED BONDS
2.41% of Net Assets
KY Turnpike Economic Development Road Revenue			5.000	07/01/2023	Aa3		600,000	605,754
KY Turnpike Economic Development Road Revenue			5.000	07/01/2024	Aa3		85,000	85,815
Warren County Hospital			5.000	04/01/2023	A+	*	340,000	346,480

								1,038,049

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2022

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
1.91% of Net Assets
KY State Property & Building #108	5.000%	08/01/2022	A1	$200,000	$202,360
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	620,845

					823,205
AD VALOREM PROPERTY BONDS
1.63% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	702,732

AIRPORT REVENUE BONDS
1.27% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	548,975

Total Investments 98.90% of Net Assets (cost $42,741,193) (See (a) below for further explanation)					$42,618,677

Other assets in excess of liabilities 1.10%					471,850

Net Assets 100%					$43,090,527

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $42,741,193 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	365,476
Unrealized depreciation	(487,992)

Net unrealized depreciation	(122,516)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	42,618,677
Level 3	Significant Unobservable Inputs	—

42,618,677

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2022

				Maturity
Bond Description			Coupon	Date	Rating#		Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
29.51% of Net Assets
Jackson State University Educational Building			5.000	03/01/2034	Aa2		440,000	477,734
Mississippi State University Educational Building			5.000	11/01/2032	Aa2		125,000	136,859
MS Development Bank Special Obligation Gulf Coast Community Project	*	*	4.000	12/01/2034	AA-	*	300,000	318,609
MS Development Bank Special Obligation Itawamba Community College			4.000	10/01/2040	AA-	*	350,000	377,451
MS Development Bank Special Obligation Northwest MS Community College			4.000	03/01/2039	AA-	*	225,000	242,226
MS Development Bank Special Obligation Pearl River Community College			5.000	10/01/2033	AA-	*	125,000	143,803
MS State University			4.000	08/01/2033	Aa2		140,000	150,276
MS State University Educational Building Corporation Revenue			5.000	08/01/2033	Aa2		225,000	255,805
MS State University Educational Building Corporation Revenue			4.000	08/01/2036	Aa2		250,000	267,448
University of Mississippi Educational Building Corporation			5.000	10/01/2031	Aa2		205,000	228,626
University of Mississippi Educational Building Corporation			3.000	10/01/2034	Aa2		200,000	201,206
University Southern MS Educational Building Corporation			5.000	09/01/2033	Aa2		360,000	401,071

								3,201,114
PREREFUNDED BONDS
21.06% of Net Assets
MS Development Bank Desoto County Highway			5.000	01/01/2030	Aa3		100,000	102,545
MS Development Bank Special Obligation Brandon Public Improvement			5.000	11/01/2033	Aa3		150,000	161,706
MS Development Bank Special Obligation Hattiesburg Water & Sewer			4.750	12/01/2038	AA	*	700,000	734,209
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	NR		125,000	129,099
MS Development Bank Special Obligation West Jackson County Utility District			5.000	12/01/2033	A	*	50,000	52,614
MS State Refunding			5.000	10/01/2033	Aa2		150,000	172,652
MS State University Educational Building Corporation Revenue	*	*	5.250	08/01/2038	Aa2		300,000	314,055
Southern Mississippi Educational Building Corporation			5.000	03/01/2038	Aa2		600,000	618,311

								2,285,191
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.56% of Net Assets
Mississippi State			3.000	06/01/2038	Aa2		100,000	99,616
Mississippi State			4.000	10/01/2041	Aa2		250,000	269,564
Mississippi State Gaming Tax Revenue			5.000	10/15/2035	A3		125,000	135,918
Mississippi State Gaming Tax Revenue			5.000	10/15/2037	A-	*	125,000	142,609
MS Development Bank Special Obligation Hattiesburg			4.000	02/01/2045	Aa3		250,000	266,070
MS Development Bank Special Obligation Jackson Sales Tax Revenue			5.000	09/01/2029	A	*	200,000	232,330

								1,146,107
MUNICIPAL UTILITY REVENUE BONDS
8.37% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer			4.000	07/01/2046	A+	*	175,000	186,559
MS Development Bank Special Obligation Jackson Water & Sewer			6.875	12/01/2040	Ba2		150,000	160,718
MS Development Bank Special Obligation Meridian Water & Sewer			4.000	07/01/2038	AA	*	150,000	161,682
MS Development Bank Special Obligation Meridian Water & Sewer			4.000	07/01/2036	AA	*	215,000	233,221
MS Development Bank Special Obligation Tupelo			5.000	05/01/2033	Aa2		150,000	165,819

								907,999
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.57% of Net Assets
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2025	Aa3		200,000	215,468
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2029	Aa3		300,000	337,392
MS Development Bank Special Obligation Highway Construction			4.000	01/01/2030	Aa3		175,000	188,146
MS Development Bank Special Obligation Marshall County			5.000	01/01/2030	Aa3		75,000	80,864

								821,870
AD VALOREM PROPERTY BONDS
6.10% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project			4.000	02/01/2040	Aa3		250,000	268,053
MS Development Bank Special Obligation Hinds County Schools			5.000	03/01/2043	Aa3		350,000	393,536

								661,589
PUBLIC FACILITIES REVENUE BONDS
5.41% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	*	*	4.000	08/01/2033	AA	*	300,000	319,890
MS Development Bank Special Obligation Brandon Public Improvement			4.000	08/01/2035	AA	*	150,000	159,690
MS Development Bank Special Obligation Hinds County			4.000	11/01/2035	NR		100,000	107,230

								586,810
SCHOOL IMPROVEMENT BONDS
3.85% of Net Assets
MS Development Bank Special Obligation Canton School District			5.000	12/01/2033	A1		100,000	110,478
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	A+	*	80,000	82,268
MS Development Bank Special Obligation Rankin School District			4.000	06/01/2038	AA	*	100,000	106,376
MS Development Bank Special Obligation Vicksburg Warren School District			5.500	03/01/2038	AA	*	100,000	118,109

								417,231
REFUNDING BONDS
2.88% of Net Assets
MS State Refunding	*	*	4.000	10/01/2036	Aa2		290,000	311,915

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2022

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.45% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500%	12/01/2023	Aa2	$40,000	$41,648
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	115,526

					157,174
Total Investments 96.76% of Net Assets (cost $10,495,235) (See (a) below for further explanation)					$10,497,000

Other assets in excess of liabilities 3.24%					351,529

Net Assets 100%					$10,848,529

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $10,495,235 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$217,290
Unrealized depreciation	(215,525)

Net unrealized appreciation	$1,765

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,497,000
Level 3	Significant Unobservable Inputs	—

$10,497,000

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2022

Bond Description			Coupon	Maturity Date	Rating#		Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
17.12% of Net Assets
Brunswick County NC Limited Obligation			5.000%	06/01/2030	Aa2		$250,000	$272,173
Brunswick County NC Limited Obligation			5.000	06/01/2031	Aa2		250,000	272,013
Buncombe County NC Limited Obligation			4.000	06/01/2036	Aa1		125,000	136,548
Burke County NC Limited Obligation			4.000	04/01/2034	Aa3		250,000	268,375
Cabarrus County NC Limited Obligation			4.000	06/01/2034	Aa2		795,000	852,439
Cabarrus County NC Limited Obligation			5.000	04/01/2035	Aa2		1,435,000	1,588,040
Cabarrus County NC Limited Obligation			4.000	06/01/2035	Aa2		1,650,000	1,768,388
Chatham County NC Limited Obligation			4.000	11/01/2036	Aa2		750,000	808,905
Chatham County NC Limited Obligation			4.000	11/01/2037	Aa2		2,000,000	2,150,820
Davidson County NC Limited Obligation			5.000	06/01/2032	Aa2		500,000	555,435
Duplin County NC Limited Obligation			5.000	04/01/2032	A1		750,000	819,158
Duplin County NC Limited Obligation			5.000	04/01/2034	A1		865,000	943,386
Henderson County NC Limited Obligation			4.000	06/01/2034	Aa2		200,000	215,380
Henderson County NC Limited Obligation			4.000	06/01/2037	Aa2		1,275,000	1,386,931
Henderson County NC Limited Obligation			4.000	06/01/2038	Aa2		1,060,000	1,150,641
Onslow County NC Limited Obligation			5.000	06/01/2033	Aa2		500,000	543,545
Pitt County NC Limited Obligation			4.000	04/01/2031	Aa2		500,000	537,470
Pitt County NC Limited Obligation			4.000	04/01/2034	Aa2		550,000	588,781
Randolph County NC Limited Obligation			3.000	10/01/2036	Aa3		325,000	328,221
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3		250,000	272,288
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3		350,000	378,973
Rutherford County NC Limited Obligation			4.000	03/01/2037	A1		410,000	443,501
Rutherford County NC Limited Obligation			4.000	03/01/2039	A1		500,000	539,380
Rutherford County NC Limited Obligation			4.000	03/01/2040	A1		325,000	350,119
Sampson County NC Limited Obligation			5.000	12/01/2033	A1		1,975,000	2,158,497
Sampson County NC Limited Obligation			5.000	09/01/2040	A1		750,000	841,995
Scotland County NC			4.500	12/01/2036	A	*	1,170,000	1,284,180
Surry County NC Limited Obligation			4.000	06/01/2034	Aa3		350,000	380,646
Surry County NC Limited Obligation			4.000	06/01/2036	Aa3		590,000	638,457
Surry County NC Limited Obligation			4.000	06/01/2037	Aa3		730,000	786,998
Wake County NC Limited Obligation			4.000	09/01/2037	Aa1		750,000	810,405
Wayne County NC			4.000	06/01/2034	Aa3		1,500,000	1,607,625
Wilkes County NC Limited Obligation			5.000	06/01/2031	A1		350,000	378,802

								26,058,515
PUBLIC FACILITIES REVENUE BONDS
16.65% of Net Assets
Charlotte NC Certificate of Participation			4.000	06/01/2036	Aa2		1,000,000	1,082,130
Charlotte NC Certificate of Participation			4.000	06/01/2037	Aa2		3,000,000	3,234,240
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2037	Aa2		500,000	539,040
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2039	Aa2		1,000,000	1,074,710
Davidson County NC Limited Obligation			4.000	06/01/2037	Aa2		200,000	216,798
Davidson County NC Limited Obligation			4.000	06/01/2038	Aa2		240,000	259,975
Davidson County NC Limited Obligation			4.000	06/01/2040	Aa2		635,000	686,892
Durham Capital Financing Corporation			4.000	06/01/2036	Aa1		300,000	327,714
Durham Capital Financing Corporation			4.000	06/01/2037	Aa1		270,000	293,703
Durham Capital Financing Corporation			4.000	06/01/2038	Aa1		250,000	271,378
Durham NC Limited Obligation			4.000	04/01/2036	Aa1		1,000,000	1,072,710
Harnett County NC Limited Obligation			4.000	10/01/2038	Aa3		1,055,000	1,138,630
Henderson County NC Limited Obligation			5.000	10/01/2030	Aa2		250,000	274,875
Henderson County NC Limited Obligation			5.000	10/01/2031	Aa2		500,000	549,040
Hoke County NC Limited Obligation			3.000	06/01/2039	Aa3		1,815,000	1,788,556
Hoke County NC Limited Obligation			3.000	06/01/2040	Aa3		750,000	735,525
Johnston County NC Limited Obligation			4.000	04/01/2035	Aa2		360,000	394,556
Johnston County NC Limited Obligation			4.000	04/01/2037	Aa2		975,000	1,059,065
Kannapolis NC Limited Obligation			5.000	04/01/2032	A1		500,000	529,870
Moore County NC			3.000	06/01/2039	Aa2		350,000	338,996
Onslow County NC Limited Obligation			5.000	06/01/2032	Aa2		500,000	543,385
Orange County NC			4.000	10/01/2036	Aa1		375,000	407,633
Orange County NC			4.000	10/01/2037	Aa1		375,000	406,043
Orange County NC			4.000	10/01/2038	Aa1		275,000	297,184
Orange County NC			4.000	10/01/2038	Aa1		765,000	826,713
Orange County NC			4.000	10/01/2039	Aa1		200,000	215,714
Raleigh NC Limited Obligation			5.000	10/01/2034	Aa1		1,420,000	1,520,138
Randolph County NC Limited Obligation			4.000	10/01/2036	Aa3		250,000	272,465
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3		250,000	272,288
Randolph County NC Limited Obligation			4.000	10/01/2038	Aa3		670,000	727,828
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3		500,000	541,745
Surry County NC Limited Obligation	*	*	3.000	10/01/2038	Aa3		395,000	389,928
Surry County NC Limited Obligation			3.000	10/01/2039	Aa3		1,000,000	982,590
Surry County NC Limited Obligation			3.000	10/01/2041	Aa3		1,135,000	1,099,041
Thomasville NC Revenue			4.000	05/01/2036	Aa3		500,000	536,810
Wilmington NC Limited Obligation			4.000	06/01/2036	Aa1		230,000	251,247
Wilmington NC Limited Obligation			4.000	06/01/2037	Aa1		170,000	185,054

								25,344,209

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2022

Bond Description			Coupon	Maturity Date	Rating#		Par Value	Fair Value
PREREFUNDED BONDS
15.22% of Net Assets
Charlotte NC Certificate of Participation			4.000%	12/01/2034	Aa1		$290,000	$310,506
Durham Capital Financing Corporation			4.000	06/01/2043	Aa1		1,000,000	1,027,610
Durham Capital Financing Corporation Limited Obligation			5.000	06/01/2034	Aa1		500,000	519,560
High Point NC Combined Enterprise			5.000	11/01/2039	Aa2		750,000	808,133
Johnston County NC Limited Obligation			4.750	06/01/2033	Aa2		500,000	518,120
NC Eastern Municipal Power Agency			6.000	01/01/2025	Baa2		1,150,000	1,271,141
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2030	A	*	500,000	552,425
NC State Capital Facilities Duke University			5.000	10/01/2041	Aa1		2,000,000	2,204,700
NC State Medical Care Commission Health Care Facilities Wake Medical			5.000	10/01/2031	A2		1,000,000	1,017,620
NC State Medical Care Commission Health Care Facilities Wake Medical			5.000	10/01/2038	A2		200,000	203,524
NC State University at Raleigh			5.000	10/01/2042	Aa1		750,000	785,933
New Hanover County NC Hospital Revenue New Hanover Regional Medical	*	*	5.000	10/01/2034	NR		1,500,000	1,727,370
Raleigh NC Limited Obligation			5.000	10/01/2038	Aa1		500,000	524,185
Thomasville NC Combined Enterprise System Revenue			4.750	05/01/2028	A1		185,000	185,522
University of NC Charlotte			5.000	04/01/2035	Aa3		595,000	631,390
University of NC Charlotte			5.000	04/01/2038	Aa3		1,000,000	1,061,160
University of NC Charlotte			5.000	04/01/2040	Aa3		2,650,000	2,881,981
University of NC Charlotte			5.000	04/01/2043	Aa3		1,500,000	1,591,740
University of NC Greensboro			5.000	04/01/2033	Aa3		900,000	953,955
University of NC Greensboro			5.000	04/01/2039	Aa3		2,870,000	3,042,055
Winston Salem NC Limited Obligation			5.000	06/01/2031	Aa1		800,000	830,920
Winston Salem NC Limited Obligation			4.500	06/01/2034	Aa1		500,000	528,330

								23,177,880
MUNICIPAL UTILITY REVENUE BONDS
14.46% of Net Assets
Brunswick County NC Enterprise System Revenue			5.000	04/01/2031	Aa3		500,000	542,400
Brunswick County NC Enterprise System Revenue			4.000	04/01/2039	Aa3		1,000,000	1,073,170
Brunswick County NC Enterprise System Revenue			3.000	04/01/2046	Aa3		500,000	461,935
Buncombe County NC Metropolitan Sewer District			5.000	07/01/2039	Aaa		550,000	585,481
Cary NC Combined Enterprise System Revenue			4.000	12/01/2042	Aaa		750,000	804,563
Charlotte NC Water & Sewer System			4.000	07/01/2046	Aaa		1,050,000	1,134,168
Concord NC Utilities System Revenue			4.500	12/01/2034	Aa2		1,000,000	1,088,570
Durham NC Utility System Revenue			3.000	08/01/2042	Aa1		1,250,000	1,234,938
Fuquay-Varina NC Combined Utilities Revenue			5.000	04/01/2040	Aa2		1,000,000	1,104,230
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2034	Aa2		570,000	619,630
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2035	Aa2		250,000	271,533
Greensboro NC Enterprise System Revenue			4.000	06/01/2045	Aa1		1,965,000	2,152,540
Lincoln County NC Enterprise System Revenue			3.000	08/01/2038	AA	*	160,000	158,160
Lincoln County NC Enterprise System Revenue			3.000	08/01/2039	AA	*	340,000	334,111
Lincoln County NC Enterprise System Revenue			3.000	08/01/2040	AA	*	265,000	258,044
Lincoln County NC Enterprise System Revenue			3.000	08/01/2041	AA	*	240,000	231,430
Martin County NC Limited Obligation Water and Sewer District			4.750	06/01/2034	A2		1,150,000	1,211,433
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2032	A	*	500,000	546,335
Pender County NC Limited Obligation			3.000	06/01/2038	Aa3		490,000	488,741
Pender County NC Limited Obligation			3.000	06/01/2045	Aa3		500,000	467,335
Sampson County NC Water & Sewer District			5.000	06/01/2037	A1		920,000	994,538
Union County NC Enterprise System Revenue			4.000	06/01/2038	Aa2		500,000	536,350
Union County NC Enterprise System Revenue			4.000	06/01/2044	Aa2		415,000	440,195
Union County NC Enterprise System Revenue			3.000	06/01/2046	Aa2		2,250,000	2,070,942
Union County NC Enterprise System Revenue			3.000	06/01/2051	Aa2		1,000,000	892,170
Wake County NC Industrial Facilities & Pollution Control Duke Energy			4.000	06/01/2041	Aa3		1,260,000	1,285,515
Wilmington NC Storm Water Revenue			5.000	06/01/2035	Aa2		500,000	543,705
Winston Salem NC Water & Sewer System Revenue			3.000	06/01/2046	Aa1		500,000	487,365

								22,019,527
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.21% of Net Assets
Appalachian NC State University			4.000	05/01/2033	A1		500,000	536,230
Appalachian NC State University	*	*	5.000	05/01/2036	A1		1,000,000	1,134,820
Iredell County NC Community College			5.000	04/01/2026	Aaa		225,000	225,657
Iredell County NC Community College			5.000	04/01/2027	Aaa		325,000	325,917
NC State Capital Facilities Wake Forest			5.000	01/01/2048	Aa3		315,000	355,122
Scotland County NC			5.000	12/01/2033	A	*	250,000	280,995
University of NC at Asheville			4.000	06/01/2036	A2		1,350,000	1,454,490
University of NC at Charlotte Board of Governors			4.000	10/01/2037	Aa3		750,000	807,878
University of NC at Charlotte Board of Governors			4.000	10/01/2040	Aa3		305,000	330,034
University of NC at Charlotte Board of Governors			5.000	10/01/2042	Aa3		250,000	284,548
University of NC at Wilmington			4.000	10/01/2037	Aa3		750,000	815,798
University of NC Chapel Hill Hospitals			4.000	02/01/2037	Aa3		1,000,000	1,074,130
University of NC Chapel Hill Hospitals			4.000	02/01/2038	Aa3		400,000	428,108
University of NC Charlotte			4.000	10/01/2035	Aa3		250,000	269,825
University of NC Charlotte			4.000	10/01/2036	Aa3		250,000	269,558

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2022

Bond Description			Coupon	Maturity Date	Rating#		Par Value	Fair Value
University of NC Greensboro			4.000%	04/01/2035	Aa3		$750,000	$806,685
University of NC Greensboro			4.000	04/01/2036	Aa3		500,000	535,785
University of NC Greensboro			5.000	04/01/2038	Aa3		425,000	482,337
University of NC Wilmington			4.000	04/01/2037	Aa3		385,000	416,728
University of NC Wilmington			4.000	04/01/2038	Aa3		405,000	437,570
University of NC Wilmington			4.000	04/01/2039	Aa3		1,380,000	1,485,513
University of NC Wilmington Limited Obligation			5.000	06/01/2033	A1		550,000	594,737
University of NC Wilmington Limited Obligation			4.000	06/01/2034	A1		500,000	526,850
University of North Carolina			5.000	10/01/2033	A2		30,000	30,062
Western Carolina NC University			5.000	10/01/2035	Aa3		1,000,000	1,137,300
Western Carolina NC University			5.000	10/01/2043	Aa3		1,000,000	1,126,620
Western Carolina NC University			5.000	10/01/2045	Aa3		825,000	898,334

								17,071,631
REFUNDING BONDS
5.82% of Net Assets
Asheville NC Limited Obligation			3.000	04/01/2041	Aa1		250,000	241,538
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2035	Aa1		1,000,000	1,087,410
Charlotte NC Certificate of Participation			5.000	06/01/2033	Aa1		840,000	870,878
Charlotte NC Certificate of Participation			5.000	06/01/2034	Aa1		750,000	815,318
Chatham County NC			5.000	11/01/2032	Aa2		825,000	904,761
Durham County NC			4.000	06/01/2036	Aaa		225,000	244,242
Monroe NC Limited Obligation			4.000	03/01/2033	Aa3		255,000	270,948
Monroe NC Limited Obligation	*	*	5.000	03/01/2039	Aa3		1,250,000	1,374,211
New Hanover County NC Limited Obligation			5.000	12/01/2027	Aa1		505,000	515,752
Rockingham County NC Limited Obligation			5.000	04/01/2027	Aa3		250,000	271,505
Rockingham County NC Limited Obligation			4.500	04/01/2032	Aa3		500,000	534,715
Sampson County NC Limited Obligation			4.000	09/01/2036	A1		1,000,000	1,065,080
Sampson County NC Limited Obligation			4.000	09/01/2037	A1		500,000	533,320
Union County NC Limited Obligation Refunding			5.000	12/01/2024	Aa1		125,000	134,823

								8,864,501
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.89% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2033	Aa3		210,000	244,010
Charlotte Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2036	Aa3		590,000	680,359
Charlotte Mecklenburg NC Hospital Authority Atrium Health			4.000	01/15/2043	Aa3		250,000	270,180
Charlotte Mecklenburg NC Hospital Healthcare System			5.000	01/15/2039	Aa3		1,500,000	1,537,995
NC State Medical Care Commission Health Care Facilities Rex Hospital			5.000	07/01/2033	A2		750,000	812,550
NC State Medical Care Commission Health Care Facilities Rex Hospital			4.000	07/01/2039	A2		550,000	585,409
NC State Medical Care Commission Health Care Facilities Rex Hospital			4.000	07/01/2040	A2		750,000	796,688
NC State Medical Care Commission Health Care Facilities Vidant Health			5.000	06/01/2040	A2		1,385,000	1,492,377
NC State Medical Care Commission Wake Forest Baptist Hospital			5.000	12/01/2033	A2		1,000,000	1,020,010

								7,439,578
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.41% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee			5.000	03/01/2030	A2		200,000	216,558
NC State Limited Obligation			4.000	05/01/2035	Aa1		100,000	109,687
NC State Limited Obligation Build NC Bonds			4.000	05/01/2034	Aa1		670,000	725,804
NC State Turnpike Authority			5.000	01/01/2036	AA	*	500,000	573,165
NC State Turnpike Authority			5.000	01/01/2038	AA	*	2,415,000	2,763,557
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2036	Aa1		250,000	269,265
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2039	Aa1		500,000	533,290

								5,191,326
AIRPORT REVENUE BONDS
3.10% of Net Assets
Charlotte NC Douglas International Airport			5.000	07/01/2030	Aa3		1,095,000	1,165,146
Charlotte NC Douglas International Airport			5.000	07/01/2036	Aa3		250,000	279,518
Charlotte NC Douglas International Airport			4.000	07/01/2036	Aa3		500,000	527,085
Charlotte NC Douglas International Airport			5.000	07/01/2037	Aa3		700,000	780,101
Charlotte NC Douglas International Airport			5.000	07/01/2042	Aa3		1,325,000	1,467,716
Charlotte NC Douglas International Airport			4.000	07/01/2044	Aa3		480,000	502,752

								4,722,318
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.99% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2033	Aa1		600,000	652,638
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1		1,100,000	1,168,156
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1		365,000	396,788
Charlotte NC Certificate of Participation			5.000	12/01/2029	Aa1		340,000	340,724
Rocky Mount NC Special Obligation			4.500	05/01/2032	Aa3		1,500,000	1,630,950
Wilmington NC Limited Obligation			3.000	06/01/2037	Aa1		370,000	357,257

								4,546,513
LEASE REVENUE BONDS
1.05% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2032	Aa1		1,500,000	1,594,905

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2022

Total Investments 95.92% of Net Assets (cost $146,424,717) (See (a) below for further explanation)	$146,030,903

Other assets in excess of liabilities 4.08%	6,206,522

Net Assets 100%	$152,237,425

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $146,424,717 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$2,523,548
Unrealized depreciation	(2,917,362)

Net unrealized depreciation	$(393,814)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	146,030,903
Level 3	Significant Unobservable Inputs	—

$146,030,903

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2022

Bond Description			Coupon	Maturity Date	Rating#		Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
22.83% of Net Assets
East Carolina University			5.000%	10/01/2027	Aa3		$250,000	$276,260
Pitt County NC Limited Obligation			5.000	04/01/2027	Aa2		495,000	557,241
University of NC Charlotte			5.000	10/01/2025	Aa3		110,000	120,984
University of NC Charlotte			5.000	04/01/2028	Aa3		250,000	271,353
University of NC Greensboro			5.000	04/01/2026	Aa3		400,000	444,284
University of NC Wilmington			4.000	06/01/2029	A1		750,000	800,362
University of NC Wilmington Limited Obligation			4.000	06/01/2030	A1		200,000	212,692
Western Carolina University			5.000	10/01/2025	Aa3		225,000	246,350

								2,929,526
MUNICIPAL UTILITY REVENUE BONDS
15.82% of Net Assets
Brunswick County NC Enterprise System Revenue	*	*	5.000	04/01/2027	Aa3		250,000	271,505
Cary NC Combined Enterprise Systems			4.000	12/01/2028	Aaa		250,000	267,953
Columbus County NC Limited Obligation			5.000	06/01/2023	A1		355,000	367,336
Lincoln County NC Enterprise System Revenue			5.000	08/01/2029	AA	*	100,000	118,344
Monroe NC Limited Obligation			5.000	03/01/2028	Aa3		95,000	105,305
Monroe NC Limited Obligation			5.000	03/01/2029	Aa3		195,000	215,687
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2028	A	*	125,000	143,149
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2028	A	*	125,000	137,196
Pender County NC Limited Obligation			5.000	06/01/2027	Aa3		100,000	114,126
Pender County NC Limited Obligation			5.000	06/01/2028	Aa3		100,000	116,124
Warren County NC Limited Obligation			5.000	06/01/2027	A1		160,000	173,525

								2,030,250
REFUNDING BONDS
14.36% of Net Assets
Bertie County Limited Obligation	*	*	4.000	06/01/2022	A2		200,000	200,878
Charlotte NC Certificate of Participation			4.000	06/01/2022	Aa1		125,000	125,600
Charlotte NC Certificate of Participation			5.000	06/01/2023	Aa1		25,000	25,937
Charlotte NC Certificate of Participation			4.000	06/01/2025	Aa1		100,000	102,433
Charlotte NC Certificate of Participation			5.000	12/01/2025	Aa2		100,000	110,553
Raleigh NC Limited Obligation Refunding			5.000	10/01/2023	Aa2		250,000	261,861
Rockingham County NC Limited Obligation	*	*	5.000	04/01/2023	Aa3		250,000	258,223
Rockingham County NC Limited Obligation			4.000	04/01/2024	Aa3		105,000	109,307
Sampson County NC Limited Obligation			5.000	12/01/2023	A1		165,000	173,181
Sampson County NC Limited Obligation			5.000	09/01/2025	A1		125,000	136,458
Sampson County NC Limited Obligation			5.000	09/01/2026	A1		210,000	234,427
Warren County NC Limited Obligation	*	*	5.000	06/01/2023	A1		100,000	103,475

								1,842,333
PUBLIC FACILITIES REVENUE BONDS
11.79% of Net Assets
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2028	Aa1		500,000	545,470
Charlotte NC Certificate of Participation			4.000	12/01/2022	Aa1		170,000	170,358
Greenville NC Limited Obligation			5.000	06/01/2029	AA-	*	150,000	175,965
Harnett County NC Limited Obligation			5.000	10/01/2027	Aa3		155,000	177,108
Monroe NC Limited Obligation			5.000	04/01/2026	AA	*	265,000	294,015
Surry County NC Limited Obligation			5.000	10/01/2030	Aa3		125,000	150,068

								1,512,984
SCHOOL IMPROVEMENT BONDS
10.56% of Net Assets
Onslow County NC Limted Obligation			5.000	06/01/2023	Aa2		250,000	259,543
Randolph County NC Limited Obligation			5.000	10/01/2025	Aa3		250,000	275,141
Rutherford County NC Limited Obligation			5.000	03/01/2028	A1		75,000	85,694
Scotland County NC			5.000	12/01/2025	A	*	270,000	295,985
Scotland County NC			5.000	12/01/2026	A	*	250,000	279,583
Scotland County NC			5.000	12/01/2027	A	*	140,000	159,652

								1,355,598
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.69% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2030	Aa3		250,000	295,140
Charlotte-Mecklenburg NC Hospital Authority Health Care System			5.000	01/15/2028	Aa3		225,000	248,033
NC State Medical Care Commission Health Care Facilities			4.000	06/01/2024	A2		180,000	187,281

								730,454
PREREFUNDED BONDS
3.68% of Net Assets
North Carolina State Medical Care Commission Vidant Health			5.000	06/01/2028	A2		180,000	196,137
Watauga NC Public Facillities Corporation Limited Obligation			5.000	06/01/2023	Aa3		275,000	276,565

								472,702
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.68% of Net Assets
NC State Grant Anticipation Revenue Vehicle			5.000	03/01/2029	A2		120,000	129,971
North Carolina State Anticipation Revenue Garvee			5.000	03/01/2029	A2		20,000	23,351
North Carolina Turnpike Authority			5.000	01/01/2029	A1		285,000	318,475

								471,797

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
2.04% of Net Assets
Smithville Township NC	*	*	5.000%	06/01/2024	Aa3	$250,000	$261,475

LEASE REVENUE BONDS
1.96% of Net Assets
Edgecombe County NC Limited Obligation	*	*	4.000	06/01/2022	A2	250,000	250,980

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.01% of Net Assets
Winston Salem NC Limited Obligation			5.000	06/01/2023	Aa1	125,000	129,831

AIRPORT REVENUE BONDS
.69% of Net Assets
Charlotte NC Airport			5.000	07/01/2030	Aa3	75,000	88,285

Total Investments 94.11% of Net Assets (cost $12,071,547) (See (a) below for further explanation)							$12,076,215

Other assets in excess of liabilities 5.89%							755,303

Net Assets 100%							$12,831,518

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $12,071,547 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	119,249
Unrealized depreciation	(114,581)

Net unrealized appreciation	4,668

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,076,215
Level 3	Significant Unobservable Inputs	—

12,076,215

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2022

Bond Description			Coupon	Maturity Date	Rating#		Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
25.65% of Net Assets
Chattanooga TN Electric Revenue			5.000%	09/01/2035	AA	*	$250,000	$273,088
Chattanooga TN Electric Revenue			5.000	09/01/2040	AA	*	2,325,000	2,526,087
Clarksville TN Electric System Revenue			4.000	09/01/2034	Aa2		500,000	539,345
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2036	Aa2		1,475,000	1,587,720
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2038	Aa2		820,000	875,325
Franklin TN Water & Sewer Revenue and Tax Authority			5.000	04/01/2024	Aaa		750,000	796,785
Franklin TN Water & Sewer System Revenue			4.000	02/01/2036	Aa2		250,000	266,498
Franklin TN Water & Sewer System Revenue			4.000	02/01/2042	Aa2		770,000	838,068
Franklin TN Water & Sewer System Revenue			4.000	02/01/2041	Aa2		740,000	807,836
Hallsdale Powell TN Utility District			3.000	04/01/2043	AA	*	800,000	781,664
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2035	AA	*	315,000	334,486
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2038	AA	*	1,000,000	1,059,500
Harpeth Valley TN Utilities District			5.000	09/01/2034	AA+	*	500,000	534,720
Harpeth Valley TN Utilities District			5.000	09/01/2040	AA+	*	1,000,000	1,014,210
Harpeth Valley TN Utilities District			4.000	09/01/2045	AA+	*	150,000	160,317
Knox Chapman TN Utility District			4.500	01/01/2027	AA-	*	1,000,000	1,020,680
Knox Chapman TN Utility District			5.000	01/01/2031	AA-	*	250,000	269,685
Knox Chapman TN Utility District			5.000	01/01/2033	AA-	*	250,000	269,615
Memphis TN Gas System Revenue			4.000	12/01/2034	Aa1		775,000	832,606
Memphis TN Gas System Revenue			4.000	12/01/2036	Aa1		800,000	861,264
Memphis TN Gas System Revenue	*	*	4.000	12/01/2037	Aa1		1,310,000	1,406,730
Memphis TN Storm Water System Revenue			5.000	10/01/2038	Aa3		500,000	566,610
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2036	AA	*	500,000	530,575
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2039	AA	*	500,000	530,575
Metropolitan Government Nashville & Davidson County TN Water & Sewer			5.000	07/01/2037	Aa2		250,000	281,743
Watauga River Regional Water Authority TN Waterworks			4.000	07/01/2037	A	*	270,000	287,202
Williamson County Utilities			4.000	09/01/2041	AA	*	500,000	538,185

								19,791,119
PREREFUNDED BONDS
23.81% of Net Assets
Bristol TN Electric Revenue			5.000	09/01/2038	AA-	*	1,525,000	1,593,808
Clarksville TN Water Sewer & Gas Revenue			5.000	02/01/2033	Aa2		500,000	513,920
Clarksville TN Water Sewer & Gas Revenue			5.000	02/01/2038	Aa2		500,000	513,880
Gallatin TN Water & Sewer Revenue			5.000	01/01/2032	AA	*	235,000	254,554
Memphis TN Electric System Revenue			5.000	12/01/2031	Aa2		225,000	243,169
Memphis TN Electric System Revenue			5.000	12/01/2034	Aa2		1,250,000	1,350,938
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2031	Aa3		1,500,000	1,565,970
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2038	Aa3		755,000	788,205
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2030	Aa2		3,250,000	3,385,296
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2031	Aa2		500,000	520,815
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2033	Aa2		575,000	598,937
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2040	Aa2		2,265,000	2,359,292
Shelby County TN Health Education & Housing Facilities Board Rhodes College			5.000	08/01/2040	A2		650,000	702,293
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2037	Aa1		700,000	754,075
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2040	Aa1		2,000,000	2,201,340
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2043	Aa1		1,000,000	1,020,830

								18,367,322
SCHOOL IMPROVEMENT BONDS
14.19% of Net Assets
Coffee County TN			4.000	06/01/2037	AA-	*	500,000	543,780
Coffee County TN			4.000	06/01/2041	AA-	*	620,000	666,736
Franklin TN Special School District			5.000	06/01/2039	Aa1		250,000	290,590
Franklin TN Special School District			4.000	06/01/2046	Aa1		750,000	821,663
Johnson City TN			4.000	06/01/2036	Aa2		1,150,000	1,250,694
Montgomery County TN			4.000	04/01/2036	AA	*	260,000	277,844
Montgomery County TN			4.000	04/01/2037	AA	*	1,920,000	2,048,984
Rhea County TN	*	*	5.000	04/01/2029	A1		1,385,000	1,387,424
Shelby County TN			5.000	04/01/2037	Aa1		500,000	561,410
Wilson County TN			4.000	04/01/2039	AA+	*	1,495,000	1,581,022
Wilson County TN 10th Special School District			4.000	04/01/2033	AA-	*	655,000	708,671
Wilson County TN 10th Special School District			4.000	04/01/2037	AA-	*	200,000	215,292
Wilson County TN 10th Special School District			4.000	04/01/2039	AA-	*	550,000	590,244

								10,944,354
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.07% of Net Assets
Knox County TN Health East Tennessee Children’s Hospital			4.000	11/15/2048	A	*	900,000	936,738
Metropolitan Government Nashville & Davidson County TN Health			5.000	07/01/2035	A3		2,500,000	2,741,950
Metropolitan Government Nashville & Davidson County TN Health			5.000	07/01/2040	A3		950,000	1,034,750
Shelby County TN Health Education & Housing Facilities			5.000	05/01/2036	A1		1,535,000	1,720,197
Shelby County TN Health Education & Housing Facilities - LeBonheur			5.000	05/01/2035	A1		500,000	560,325

								6,993,960

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2022

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.53% of Net Assets
Germantown TN	3.000%	12/01/2050	Aaa		$415,000	$386,182
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3		625,000	626,331
Memphis TN	4.000	06/01/2041	Aa2		1,120,000	1,183,784
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2		1,470,000	1,584,572
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2		500,000	536,925
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2		500,000	540,125
TN State Series A	5.000	02/01/2036	Aaa		1,500,000	1,722,510

						6,580,429
REFUNDING BONDS
5.77% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2		1,000,000	1,099,140
Jackson TN Refunding	4.000	06/01/2037	AA	*	405,000	440,186
Memphis TN General Improvement	5.000	04/01/2034	Aa2		500,000	528,860
Memphis TN General Improvement	5.000	04/01/2039	Aa2		250,000	264,128
Memphis TN Refunding	5.000	04/01/2030	Aa2		1,000,000	1,059,740
Memphis TN Refunding	5.000	04/01/2033	Aa2		250,000	264,583
Memphis TN Refunding	5.000	04/01/2035	Aa2		250,000	264,330
Memphis TN Refunding	5.000	04/01/2040	Aa2		500,000	528,255

						4,449,222
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.16% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+	*	200,000	202,776
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2		920,000	982,072
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2		1,030,000	1,097,774
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2		875,000	926,765

						3,209,387
AIRPORT REVENUE BONDS
3.80% of Net Assets
Memphis Shelby County TN Airport Authority	4.000	07/01/2038	A2		500,000	529,155
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1		800,000	872,224
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1		250,000	272,408
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1		1,160,000	1,260,920

						2,934,707
PUBLIC FACILITIES REVENUE BONDS
3.73% of Net Assets
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3		1,250,000	1,396,575
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2		800,000	847,472
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1		630,000	631,418

						2,875,465
Total Investments 98.71% of Net Assets (cost $75,226,294) (See (a) below for further explanation)						$76,145,965

Other assets in excess of liabilities 1.29%						995,174

Net Assets 100%						$77,141,139

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $75,226,294 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,506,075
Unrealized depreciation	(586,404)

Net unrealized appreciation	$919,671

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2022

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	76,145,965
Level 3	Significant Unobservable Inputs	—

$76,145,965

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2022

			Maturity
Bond Description		Coupon	Date	Rating#		Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.93% of Net Assets
Chattanooga TN Electric Revenue *	*	5.000%	09/01/2023	AA	*	$250,000	$261,245
Hallsdale-Powell TN Utility District		4.000	04/01/2028	AA	*	255,000	273,699
Maryville TN		4.000	06/01/2029	Aa2		250,000	268,435
Metropolitan Government Nashville & Davidson County TN Water & Sewer		5.000	07/01/2026	Aa2		100,000	104,125
Springfield TN		5.000	06/01/2027	Aa3		245,000	278,580

							1,186,084
REFUNDING BONDS
21.03% of Net Assets
Maryville TN		5.000	06/01/2026	Aa2		350,000	390,877
Memphis TN General Improvement *	*	5.000	11/01/2023	Aa2		350,000	367,570
Memphis-Shelby County TN Industrial Development Board		5.000	11/01/2027	Aa3		200,000	223,544
Putnam County TN		4.000	04/01/2025	Aa2		100,000	105,825

							1,087,816
SCHOOL IMPROVEMENT BONDS
19.12% of Net Assets
Bedford County TN		4.000	04/01/2027	AA	*	250,000	267,935
Milan TN Special School District		5.000	03/01/2028	AA	*	170,000	195,354
Rhea County TN		4.000	04/01/2025	A1		250,000	250,300
White County TN		4.000	06/01/2027	AA-	*	260,000	275,545

							989,134
PUBLIC FACILITIES REVENUE BONDS
17.50% of Net Assets
Memphis-Shelby County TN Industrial Development Board		5.000	11/01/2024	Aa3		250,000	268,132
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.000	07/01/2023	Aa3		125,000	129,903
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2024	Aa3		190,000	198,721
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2025	Aa3		195,000	204,058
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2026	Aa3		100,000	104,604

							905,418
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.27% of Net Assets
Franklin County TN Health & Educational Facilities Board		4.000	09/01/2024	A+	*	135,000	136,435
Shelby County TN Health Educational & Housing Facilities Rhodes College		4.000	08/01/2025	A2		100,000	105,752
Shelby County TN Health Educational & Housing Facilities Rhodes College		4.000	08/01/2027	A2		225,000	237,348

							479,535
AIRPORT REVENUE BONDS
1.99% of Net Assets
Metropolitan Nashville Airport Authority		4.000	07/01/2023	A1		100,000	102,868

PREREFUNDED BONDS
1.95% of Net Assets
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2024	NR		20,000	20,138
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2024	Aa2		80,000	80,552

							100,690
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.72% of Net Assets
Selmer TN		4.000	06/01/2025	AA	*	35,000	36,993

Total Investments 94.52% of Net Assets (cost $4,862,712) (See (a) below for further explanation)							$4,888,538

Other assets in excess of liabilities 5.48%							283,330

Net Assets 100%							$5,171,868

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $4,862,712 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$44,321
Unrealized depreciation	(18,495)

Net unrealized appreciation	$25,826

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2022

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,888,538
Level 3	Significant Unobservable Inputs	—

$4,888,538

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
March 31, 2022

				Maturity
Bond Description			Coupon	Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
62.42% of Net Assets
Federal Farm Credit Bank	*	*	5.840%	07/20/2022	Aaa	$2,650,000	$2,690,603
Federal Farm Credit Bank	*	*	5.250	10/25/2022	Aaa	1,150,000	1,177,904
Federal Farm Credit Bank			5.125	11/28/2022	Aaa	2,000,000	2,053,062
Federal Farm Credit Bank			2.375	08/01/2029	Aaa	1,000,000	989,642

							6,911,211
FEDERAL HOME LOAN BANK
30.58% of Net Assets
Federal Home Loan Bank			5.750	06/10/2022	Aaa	1,500,000	1,514,964
Federal Home Loan Bank			5.365	09/09/2024	Aaa	1,750,000	1,870,584

							3,385,548
FREDDIE MAC
4.00% of Net Assets
Federal Home Loan Mortage Corporation			1.400	07/28/2032	Aaa	500,000	442,245

Total Investments 97.00% of Net Assets (cost $10,720,260) (See (a) below for further explanation)							$10,739,004

Other assets in excess of liabilities 3.00%							332,555

Net Assets 100%							$11,071,559

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $10,720,260 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$117,960
Unrealized depreciation	(99,216)

Net unrealized appreciation	$18,744

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$10,739,004
Level 3	Significant Unobservable Inputs	—

$10,739,004

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
March 31, 2022

				Maturity
Bond Description			Coupon	Date	Rating#		Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
33.17% of Net Assets
Alexandria LA Utilities			3.087%	05/01/2043	AA	*	$300,000	$282,057
Barnesville GA Water & Sewer			3.175	09/01/2046	AA	*	250,000	238,315
Benton WA Public Water Authority			3.200	10/01/2044	AA	*	200,000	196,528
Cleveland OH Water			3.205	01/01/2042	Aa2		250,000	242,670
Eagle River CO Water & Sanitation District			3.010	12/01/2042	AA	*	325,000	297,206
Franklin County WA Public Utility District			2.974	09/01/2041	A1/		150,000	134,045
Grant County WA Public Utility District			3.336	01/01/2041	Aa3		125,000	118,395
KY State Rural Water Finance Corporation			3.000	08/01/2050	A+	*	250,000	216,653
Lansing MI Board of Water & Light Utilities			3.525	07/01/2041	Aa3		300,000	297,708
Metropolitan Government Nashville & Davidson County TN Recovery Zone			6.693	07/01/2041	Aa2		200,000	283,615
New Orleans LA Sewage			2.939	06/01/2045	AA	*	250,000	215,635
OK State Municipal Power Authority			6.310	01/01/2040	A2		95,000	123,405
OK State Water Resources Board State Loan Program	*	*	2.910	10/01/2045	AAA	*	200,000	180,308
Pasco WA Water & Sewer Revenue			3.272	12/01/2040	AA-	*	245,000	238,696
Pigeon Forge TN Build America Recovery Zone			7.125	06/01/2040	AA	*	300,000	340,407
Russellville AR Water & Sewer			2.816	07/01/2040	AA	*	245,000	232,064

								3,637,707
PUBLIC FACILITIES REVENUE BONDS
16.83% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds			4.250	12/01/2038	Aa2		275,000	284,334
Franklin County OH Convention Facilities Build America			6.540	12/01/2036	Aa2		155,000	193,048
Metropolitan Government Nashville & Davidson County TN			7.431	07/01/2043	A1		190,000	259,559
Montgomery AL Community Cooperative District			2.815	11/01/2049	Aa1		200,000	172,686
Oklahoma State Capitol Improvement Authority	*	*	3.078	07/01/2040	AA-	*	250,000	224,550
Pompano Beach FL Certificate of Participation			5.579	01/01/2040	A1		225,000	237,210
Rhode Island Convention Center			6.060	05/15/2035	A1		70,000	87,462
Tuscon AZ Certificate of Participation			4.831	07/01/2034	A1		130,000	148,365
Wilmington NC Limited Obligation			3.090	06/01/2040	Aa1		250,000	238,245

								1,845,459
STATE AND LOCAL MORTGAGE/HOUSING BONDS
9.26% of Net Assets
TN Housing Development Agency			3.104	07/01/2040	Aa1		245,000	226,047
TN Housing Development Agency			3.254	01/01/2045	Aa1		145,000	133,634
Uptown Development Authority Texas			3.464	09/01/2040	A1		200,000	193,214
VA State Housing Development			3.130	11/01/2045	Aa1		250,000	229,555
VA State Housing Development			3.230	11/01/2050	Aa1		250,000	233,567

								1,016,017
SCHOOL IMPROVEMENT BONDS
8.53% of Net Assets
Jefferson County TN Build America Bonds			6.625	06/01/2040	Aa3		250,000	260,830
Sedgwick County KS Unified School District			3.002	10/01/2043	Aa3		250,000	232,015
Sparta MI Area Schools			3.009	05/01/2046	AA	*	250,000	227,465
White Settlement TX Independent School District			2.843	08/15/2045	AAA	*	250,000	215,253

								935,563
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.94% of Net Assets
Mesa CO State College Auxiliary			5.800	05/15/2040	Aa2		170,000	210,924
Mesa State College CO Auxiliary Facilities Build America			6.746	05/15/2042	Aa2		100,000	141,172
Michigan State University Revenues	*	*	4.496	08/15/2048	Aa2		375,000	400,076
OK Development Finance Authority			2.930	06/01/2041	AA-	*	135,000	118,604

								870,776
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.82% of Net Assets
KY State Property & Buildings Build America	*	*	5.921	11/01/2030	A1		250,000	288,320
Leeds AL Taxable Warrants			4.125	05/01/2039	AA	*	125,000	128,116
Sherwood OR			2.716	06/01/2041	Aa2		250,000	222,468

								638,904
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.47% of Net Assets
Washoe County NV Highway Revenue			7.969	02/01/2040	Aa3		280,000	380,968

MARINA/PORT AUTHORITY REVENUE BONDS
2.57% of Net Assets
Miami Dade County FL Special Obligation			7.500	04/01/2040	Aa3		200,000	282,462

REFUNDING BONDS
2.54% of Net Assets
Leeds AL			3.097	05/01/2048	AA	*	300,000	278,454

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.21% of Net Assets
Midland County TX Hospital District			6.440	05/15/2039	Aa3		185,000	242,191

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
March 31, 2022

		Maturity
Bond Description	Coupon	Date	Rating#		Par Value	Fair Value
AD VALOREM PROPERTY BONDS
2.13% of Net Assets
Parker CO Water & Sanitation District	3.062%	08/01/2040	AA+	*	$250,000	$233,655

MASS TRANSIT REVENUE BONDS
2.03% of Net Assets
Dallas Area Rapid Transit	3.039	12/01/2043	Aa2		250,000	223,098

AIRPORT REVENUE BONDS
.91% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2		100,000	100,054

PREREFUNDED BONDS
.23% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR		25,000	25,761

Total Investments 97.64% of Net Assets (cost $10,905,909) (See (a) below for further explanation)						$10,711,069

Other assets in excess of liabilities 2.36%						258,412

Net Assets 100%						$10,969,481

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $10,918,832 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	358,872
Unrealized depreciation	(566,635)

Net unrealized depreciation	$(207,763)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2022.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,711,069
Level 3	Significant Unobservable Inputs	—

$10,711,069

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

KTF	Misc Public Improvmt	49151EU9	266845784
KTF	Misc Public Improvmt	49151E2M	266845784
KTF	Misc Public Improvmt	49151EG8	266845784
KTF	Misc Public Improvmt	49151EQ2	266845784
KTF	Misc Public Improvmt	49151E2K	266845784
KTF	Misc Public Improvmt	49151E7X	266845784
KTF	Misc Public Improvmt	49151E2E	266845784
KTF	Misc Public Improvmt	49151FER	266845784
KTF	Misc Public Improvmt	49151FGL	266845784
KTF	Misc Public Improvmt	49151FET	266845784
KTF	Misc Public Improvmt	491189DS	266845784
KTF	Misc Public Improvmt	49151EK9	266845784
KTF	Misc Public Improvmt	49151FGM	266845784
KTF	Misc Public Improvmt	49151FGN	266845784
KTF	Misc Public Improvmt	49151E8S	266845784
KTF	Misc Public Improvmt	49151E4B	266845784
KTF	Misc Public Improvmt	49151EP8	266845784
KTF	Misc Public Improvmt	49151EXA	266845784
KTF	Misc Public Improvmt	49151FGW	266845784
KTF	Misc Public Improvmt	49151FES	266845784
KTF	Misc Public Improvmt	49151EQ4	266845784
KTF	Misc Public Improvmt	49151FGP	266845784
KTF	Misc Public Improvmt	49151FEU	266845784
KTF	Misc Public Improvmt	49151FEQ	266845784
KTF	Misc Public Improvmt	49151E7V	266845784
KTF	Misc Public Improvmt	706751AR	266845784
KTF	Misc Public Improvmt	49151FGH	266845784
KTF	Misc Public Improvmt	49151E5P	266845784
KTF	Misc Public Improvmt	49151E7W	266845784
KTF	Misc Public Improvmt	49151FDY	266845784
KTF	Misc Public Improvmt	49151FDX	266845784
KTF	Misc Public Improvmt	49151FDW	266845784
KTF	Misc Public Improvmt	491189DM	266845784
KTF	Misc Public Improvmt	49151E7T	266845784
KTF	Misc Public Improvmt	49151E7U	266845784
KTF	Misc Public Improvmt	52908EYS	266845784
KTF	Misc Public Improvmt	49151EMT	266845784
KTF	Misc Public Improvmt	49151EK6	266845784
KTF	Misc Public Improvmt	49151EU7	266845784
KTF	Misc Public Improvmt	491207CX	266845784
KTF	Misc Public Improvmt	491189DU	266845784
KTF	Misc Public Improvmt	491196AX	266845784
KTF	Misc Public Improvmt	491196BA	266845784
KTF	Misc Public Improvmt	49151FGF	266845784
KTF	Misc Public Improvmt	52908EYM	266845784
KTF	Misc Public Improvmt	491196AV	266845784
KTF	Misc Public Improvmt	49151E2J	266845784
KTF	Misc Public Improvmt	49151E2L	266845784
KTF	Misc Public Improvmt	52908EYN	266845784
KTF	Misc Public Improvmt	49151EW4	266845784
KTF	Misc Public Improvmt	49151FJD	266845784
KTF	Misc Public Improvmt	49151FJE	266845784
KTF	Misc Public Improvmt	49151FJA	266845784
KTF	Misc Public Improvmt	49151FHW	266845784
KTF	Misc Public Improvmt	49151FHZ	266845784
KTF	Municipal Utilities	546589RX	137445356
KTF	Municipal Utilities	134041DB	137445356
KTF	Municipal Utilities	546589MY	137445356
KTF	Municipal Utilities	546589PE	137445356
KTF	Municipal Utilities	546589TQ	137445356
KTF	Municipal Utilities	546589LX	137445356
KTF	Municipal Utilities	134041CR	137445356
KTF	Municipal Utilities	665306KV	137445356
KTF	Municipal Utilities	134041CQ	137445356
KTF	Municipal Utilities	665306KB	137445356
KTF	Municipal Utilities	546589LT	137445356
KTF	Municipal Utilities	546589LU	137445356
KTF	Municipal Utilities	546589QS	137445356
KTF	Municipal Utilities	546589VU	137445356
KTF	Municipal Utilities	4913134N	137445356
KTF	Municipal Utilities	546589QU	137445356
KTF	Municipal Utilities	546589UH	137445356
KTF	Municipal Utilities	134041CP	137445356
KTF	Municipal Utilities	546589VT	137445356
KTF	Municipal Utilities	546589VS	137445356
KTF	Municipal Utilities	4913134P	137445356
KTF	Municipal Utilities	546589LY	137445356
KTF	Municipal Utilities	665306JC	137445356
KTF	Municipal Utilities	546589TP	137445356
KTF	Municipal Utilities	49140MN8	137445356

KTF	Municipal Utilities	546589TN	137445356
KTF	Municipal Utilities	546589TM	137445356
KTF	Municipal Utilities	665306HX	137445356
KTF	Municipal Utilities	665306JA	137445356
KTF	Municipal Utilities	665306KU	137445356
KTF	Municipal Utilities	546589TL	137445356
KTF	Municipal Utilities	49140MN9	137445356
KTF	Municipal Utilities	352280EG	137445356
KTF	Municipal Utilities	352280EK	137445356
KTF	Municipal Utilities	352280EJ	137445356
KTF	Municipal Utilities	352280EF	137445356
KTF	Municipal Utilities	352280EE	137445356
KTF	Municipal Utilities	691106FV	137445356
KTF	Municipal Utilities	49140MWW	137445356
KTF	Municipal Utilities	49140MAE	137445356
KTF	Prerefunded	54659RAZ	113410483
KTF	Prerefunded	49151FHU	113410483
KTF	Prerefunded	49151EZU	113410483
KTF	Prerefunded	49119GAW	113410483
KTF	Prerefunded	49151FHT	113410483
KTF	Prerefunded	472904ZA	113410483
KTF	Prerefunded	49119GAY	113410483
KTF	Prerefunded	49151EZP	113410483
KTF	Prerefunded	49151EZR	113410483
KTF	Prerefunded	49151FHQ	113410483
KTF	Prerefunded	472904ZB	113410483
KTF	Prerefunded	49119GBA	113410483
KTF	Prerefunded	49151FHL	113410483
KTF	Prerefunded	472904YY	113410483
KTF	Prerefunded	49151EZW	113410483
KTF	Prerefunded	499422BN	113410483
KTF	Prerefunded	546589TC	113410483
KTF	Prerefunded	54659RAW	113410483
KTF	Prerefunded	49151FHP	113410483
KTF	Prerefunded	491552PR	113410483
KTF	Prerefunded	546593AE	113410483
KTF	Prerefunded	411873NA	113410483
KTF	Prerefunded	134290JV	113410483
KTF	Prerefunded	546589TD	113410483
KTF	Prerefunded	491552PT	113410483
KTF	Prerefunded	546589TB	113410483
KTF	Turnpikes/Toll/Hgwy	491552UX	111281325
KTF	Turnpikes/Toll/Hgwy	491552TH	111281325
KTF	Turnpikes/Toll/Hgwy	491552XU	111281325
KTF	Turnpikes/Toll/Hgwy	491552YE	111281325
KTF	Turnpikes/Toll/Hgwy	491552YD	111281325
KTF	Turnpikes/Toll/Hgwy	491552XA	111281325
KTF	Turnpikes/Toll/Hgwy	491552ZM	111281325
KTF	Turnpikes/Toll/Hgwy	491552XR	111281325
KTF	Turnpikes/Toll/Hgwy	491552RY	111281325
KTF	Turnpikes/Toll/Hgwy	491552UU	111281325
KTF	Turnpikes/Toll/Hgwy	491552WX	111281325
KTF	Turnpikes/Toll/Hgwy	49118NDP	111281325
KTF	Turnpikes/Toll/Hgwy	49118NEH	111281325
KTF	Turnpikes/Toll/Hgwy	491552TF	111281325
KTF	Turnpikes/Toll/Hgwy	491552UW	111281325
KTF	Turnpikes/Toll/Hgwy	491552TK	111281325
KTF	Turnpikes/Toll/Hgwy	491552XB	111281325
KTF	Turnpikes/Toll/Hgwy	49118NCU	111281325
KTF	Turnpikes/Toll/Hgwy	49118NDL	111281325
KTF	Turnpikes/Toll/Hgwy	491552XM	111281325
KTF	Turnpikes/Toll/Hgwy	491552XT	111281325
KTF	Refunding	49151EXF	91399327
KTF	Refunding	49151EYF	91399327
KTF	Refunding	49151EXB	91399327
KTF	Refunding	49151EYA	91399327
KTF	Refunding	49151ESE	91399327
KTF	Refunding	49151FCA	91399327
KTF	Refunding	49151FCB	91399327
KTF	Refunding	49151ESJ	91399327
KTF	Refunding	49151FCP	91399327
KTF	Refunding	49151EYE	91399327
KTF	Univ Con Ed	914378EW	66868147
KTF	Univ Con Ed	914378EV	66868147
KTF	Univ Con Ed	49119GBT	66868147
KTF	Univ Con Ed	914378HF	66868147
KTF	Univ Con Ed	49119GBR	66868147
KTF	Univ Con Ed	103462AY	66868147
KTF	Univ Con Ed	914378EU	66868147
KTF	Univ Con Ed	54675PBN	66868147
KTF	Univ Con Ed	914391C9	66868147
KTF	Univ Con Ed	9585192V	66868147
KTF	Univ Con Ed	914391C7	66868147
KTF	Univ Con Ed	546605AV	66868147
KTF	Univ Con Ed	616640GY	66868147
KTF	Univ Con Ed	958519Y6	66868147
KTF	Univ Con Ed	616640GZ	66868147
KTF	Univ Con Ed	914391C8	66868147
KTF	School Improvements	4729043X	66681064
KTF	School Improvements	4729043W	66681064

KTF	School Improvements	809545VG	66681064
KTF	School Improvements	312432XL	66681064
KTF	School Improvements	472904B6	66681064
KTF	School Improvements	312432UT	66681064
KTF	School Improvements	312432XG	66681064
KTF	School Improvements	312432XK	66681064
KTF	School Improvements	352840QH	66681064
KTF	School Improvements	491089NX	66681064
KTF	School Improvements	518651LX	66681064
KTF	School Improvements	472904E2	66681064
KTF	School Improvements	312432XF	66681064
KTF	School Improvements	312432YV	66681064
KTF	School Improvements	4729045P	66681064
KTF	School Improvements	4729045N	66681064
KTF	School Improvements	4729045K	66681064
KTF	School Improvements	518651MQ	66681064
KTF	School Improvements	4729045J	66681064
KTF	School Improvements	821622JZ	66681064
KTF	School Improvements	411873RP	66681064
KTF	School Improvements	411873RN	66681064
KTF	Hosp and Healthcare	54675QAV	61024803
KTF	Hosp and Healthcare	528921DC	61024803
KTF	Hosp and Healthcare	49126KFM	61024803
KTF	Hosp and Healthcare	54659LAC	61024803
KTF	Hosp and Healthcare	934864AV	61024803
KTF	Hosp and Healthcare	49126KGF	61024803
KTF	Hosp and Healthcare	54675QAX	61024803
KTF	Hosp and Healthcare	49126KGG	61024803
KTF	Hosp and Healthcare	49126PDE	61024803
KTF	Hosp and Healthcare	721164AB	61024803
KTF	Hosp and Healthcare	54659LAU	61024803
KTF	Hosp and Healthcare	54659LAB	61024803
KTF	Hosp and Healthcare	54675QAS	61024803
KTF	Hosp and Healthcare	528921DB	61024803
KTF	Hosp and Healthcare	49126KFL	61024803
KTF	Hosp and Healthcare	528921CX	61024803
KTF	Hosp and Healthcare	49126KGH	61024803
KTF	Hosp and Healthcare	54659LAA	61024803
KTF	Public Facility	977764AV	29737176
KTF	Public Facility	54675TAT	29737176
KTF	Public Facility	352832AX	29737176
KTF	Public Facility	934856BA	29737176
KTF	Public Facility	877015BL	29737176
KTF	Public Facility	76804AAS	29737176
KTF	Public Facility	76804AAR	29737176
KTF	Public Facility	690887HL	29737176
KTF	Public Facility	76804AAQ	29737176
KTF	Public Facility	76804ABP	29737176
KTF	Public Facility	10376CAW	29737176
KTF	Public Facility	76804ABN	29737176
KTF	Public Facility	76804ABM	29737176
KTF	Public Facility	76804ABL	29737176
KTF	Public Facility	76804ABK	29737176
KTF	Public Facility	10376CAV	29737176
KTF	Public Facility	76804ABJ	29737176
KTF	Public Facility	54675TAN	29737176
KTF	Escrow Maturity	472907AR	24167008
KTF	Escrow Maturity	472902HS	24167008
KTF	State/Local Mtg/Hsg	49130TLK	15643916
KTF	State/Local Mtg/Hsg	49130THE	15643916
KTF	State/Local Mtg/Hsg	49127DAF	15643916
KTF	State/Local Mtg/Hsg	49130TDE	15643916
KTF	State/Local Mtg/Hsg	49130TFA	15643916
KTF	State/Local Mtg/Hsg	49130P6Q	15643916
KTF	State/Local Mtg/Hsg	49130MAF	15643916
KTF	State/Local Mtg/Hsg	49130TDF	15643916
KTF	State/Local Mtg/Hsg	392056FS	15643916
KTF	Airport	52908WBD	8011593
KTF	Airport	52908WBC	8011593
KTF	Airport	52908WBB	8011593
KTF	Airport	52908WAZ	8011593
KTF	Airport	52908WAX	8011593
KTF	Miscellaneous Rev	49151FEP	2367406